UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond

July 31, 2004

IGB-QTLY-0904

1.804978.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 3,815	$ 3,780
4.75% 1/15/08	15,985	16,256
		20,036
Automobiles - 0.1%
General Motors Corp. 7.2% 1/15/11	8,600	8,990
Media - 2.1%
AOL Time Warner, Inc.:
6.875% 5/1/12	6,060	6,604
7.625% 4/15/31	14,695	16,167
7.7% 5/1/32	2,000	2,222
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	11,200	12,960
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,884
Cox Communications, Inc.:
4.625% 6/1/13	9,110	8,479
7.125% 10/1/12	11,035	12,169
7.75% 8/15/06	2,500	2,715
7.75% 11/1/10	9,500	10,841
Liberty Media Corp. 8.25% 2/1/30	7,595	8,544
News America Holdings, Inc.:
7.75% 12/1/45	4,000	4,630
8% 10/17/16	1,000	1,196
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,121
Viacom, Inc. 7.7% 7/30/10	19,615	22,502
		126,034
Multiline Retail - 0.1%
The May Department Stores Co. 3.95% 7/15/07 (a)	3,190	3,190
Specialty Retail - 0.1%
Boise Cascade Corp. 7.5% 2/1/08	3,650	4,040
TOTAL CONSUMER DISCRETIONARY		162,290
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.1%
Safeway, Inc. 6.5% 3/1/11	8,000	8,547
Food Products - 0.1%
Kraft Foods, Inc. 5.25% 6/1/07	4,120	4,297
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.4%
Altria Group, Inc. 7% 11/4/13	$ 17,905	$ 18,483
Philip Morris Companies, Inc. 7% 7/15/05	3,350	3,465
		21,948
TOTAL CONSUMER STAPLES		34,792
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	6,715	6,543
Oil & Gas - 0.9%
Amerada Hess Corp.:
6.65% 8/15/11	1,525	1,635
7.125% 3/15/33	3,945	4,020
7.375% 10/1/09	3,475	3,805
Anadarko Petroleum Corp. 5% 10/1/12	6,900	6,858
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	9,214
EnCana Corp. 6.5% 8/15/34	2,950	2,956
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,057
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	6,400	7,264
Williams Companies, Inc.:
7.125% 9/1/11	9,690	10,078
7.5% 1/15/31	1,270	1,194
		52,081
TOTAL ENERGY		58,624
FINANCIALS - 14.0%
Capital Markets - 1.4%
Amvescap PLC:
5.9% 1/15/07	940	995
yankee 6.6% 5/15/05	10,725	11,027
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	5,100	4,934
4.25% 9/4/12 (d)	5,730	5,741
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	8,365	8,461
Goldman Sachs Group, Inc.:
5.7% 9/1/12	6,615	6,780
6.6% 1/15/12	12,750	13,864
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
4.75% 4/1/14	$ 24,180	$ 22,586
6.6% 4/1/12	6,970	7,570
		81,958
Commercial Banks - 1.7%
Bank One Corp. 5.25% 1/30/13	13,775	13,691
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,824
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	2,920	2,855
5.25% 2/10/14 (a)	10,965	10,672
Korea Development Bank:
3.875% 3/2/09	11,200	10,849
4.75% 7/20/09	5,805	5,800
5.75% 9/10/13	20,580	20,861
PNC Funding Corp. 5.25% 11/15/15	5,960	5,811
Popular North America, Inc. 6.125% 10/15/06	5,270	5,563
US Bank NA, Minneapolis 6.3% 2/4/14	5,960	6,425
Wachovia Corp. 4.875% 2/15/14	11,000	10,614
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,359
		100,324
Consumer Finance - 3.4%
American General Finance Corp.:
2.75% 6/15/08	430	409
4% 3/15/11	13,030	12,491
4.625% 5/15/09	13,100	13,215
Capital One Bank:
4.875% 5/15/08	8,240	8,393
6.5% 6/13/13	8,775	9,167
Ford Motor Credit Co.:
6.5% 1/25/07	11,890	12,539
7% 10/1/13	8,600	8,754
7.375% 10/28/09	25,665	27,536
General Electric Capital Corp.:
6% 6/15/12	4,600	4,911
6.125% 2/22/11	21,400	23,065
General Motors Acceptance Corp.:
6.125% 2/1/07	840	879
6.125% 8/28/07	840	880
6.875% 9/15/11	18,455	18,945
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.:
6.375% 10/15/11	$ 20,020	$ 21,578
6.375% 11/27/12	6,035	6,479
6.75% 5/15/11	9,235	10,173
7% 5/15/12	7,166	7,986
MBNA America Bank NA 4.625% 8/3/09	5,000	5,014
MBNA Corp. 7.5% 3/15/12	7,730	8,745
		201,159
Diversified Financial Services - 5.0%
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	4,185	4,468
Bellsouth Capital Funding Corp. 7.875% 2/15/30	3,210	3,736
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	6,685	6,598
5.125% 10/1/13 (a)	4,725	4,659
Citigroup, Inc.:
5.625% 8/27/12	5,960	6,197
7.25% 10/1/10	9,900	11,252
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,105	999
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,280	6,220
8.25% 6/15/05	2,035	2,134
8.5% 6/15/10	3,725	4,393
8.75% 6/15/30	18,985	23,583
EnCana Holdings Finance Corp. 5.8% 5/1/14	4,530	4,653
Hutchison Whampoa International (03/13) Ltd. 6.5% 2/13/13 (a)	3,075	3,106
Hutchison Whampoa International (03/33) Ltd.:
6.25% 1/24/14 (a)	15,035	14,797
7.45% 11/24/33 (a)	4,500	4,372
International Lease Finance Corp. 4.375% 11/1/09	4,425	4,384
J.P. Morgan Chase & Co. 4.875% 3/15/14	9,405	8,998
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	16,040	16,002
NiSource Finance Corp. 7.875% 11/15/10	7,020	8,130
Pemex Project Funding Master Trust:
6.125% 8/15/08	9,000	9,315
7.375% 12/15/14	27,060	28,345
Petronas Capital Ltd. 7% 5/22/12 (a)	26,925	29,787
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Sprint Capital Corp.:
6.125% 11/15/08	$ 7,800	$ 8,263
8.375% 3/15/12	12,800	14,997
Telecom Italia Capital 4% 11/15/08 (a)	12,400	12,255
Tyco International Group SA yankee:
5.875% 11/1/04	3,000	3,026
6.375% 10/15/11	4,000	4,298
6.75% 2/15/11	20,675	22,670
Verizon Global Funding Corp.:
7.25% 12/1/10	11,000	12,387
7.375% 9/1/12	11,080	12,616
		296,640
Insurance - 0.4%
Aegon NV 4.75% 6/1/13	13,000	12,491
Assurant, Inc. 5.625% 2/15/14	4,265	4,246
Travelers Property Casualty Corp.:
5% 3/15/13	3,170	3,082
6.375% 3/15/33	4,075	4,024
		23,843
Real Estate - 1.3%
Boston Properties, Inc. 6.25% 1/15/13	10,300	10,883
Camden Property Trust:
5.875% 6/1/07	3,920	4,133
5.875% 11/30/12	6,435	6,578
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,389
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,312
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,027
EOP Operating LP:
4.75% 3/15/14	11,300	10,542
7.75% 11/15/07	2,425	2,698
Gables Realty LP:
5.75% 7/15/07	8,040	8,442
6.8% 3/15/05	1,120	1,145
Healthcare Realty Trust, Inc. 5.125% 4/1/14	8,535	8,032
Regency Centers LP 6.75% 1/15/12	7,380	8,026
		74,207
Thrifts & Mortgage Finance - 0.8%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,370	1,327
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Home Loans, Inc.: - continued
4% 3/22/11	$ 14,235	$ 13,424
5.625% 5/15/07	5,500	5,775
H.F. Ahmanson & Co. 7.875% 9/1/04	2,600	2,611
Independence Community Bank Corp. 3.75% 4/1/14 (d)	5,390	5,158
Washington Mutual Bank 6.875% 6/15/11	4,900	5,414
Washington Mutual, Inc.:
4.375% 1/15/08	6,300	6,393
4.625% 4/1/14	7,910	7,301
		47,403
TOTAL FINANCIALS		825,534
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.6%
Bombardier, Inc.:
6.3% 5/1/14 (a)	12,265	10,587
7.45% 5/1/34 (a)	180	153
Raytheon Co.:
5.5% 11/15/12	13,415	13,727
6.15% 11/1/08	8,000	8,593
		33,060
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	7,455	7,688
Road & Rail - 0.2%
CSX Corp.:
6.75% 3/15/11	9,000	9,827
7.95% 5/1/27	4,000	4,673
		14,500
TOTAL INDUSTRIALS		55,248
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.6%
Motorola, Inc.:
6.5% 11/15/28	9,300	9,226
6.75% 2/1/06	3,000	3,172
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.: - continued
7.625% 11/15/10	$ 6,000	$ 6,830
8% 11/1/11	13,535	15,711
		34,939
MATERIALS - 0.6%
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (a)	1,945	1,938
6.875% 7/15/33 (a)	4,070	4,155
		6,093
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,460	3,720
Falconbridge Ltd. yankee 7.35% 6/5/12	3,095	3,408
		7,128
Paper & Forest Products - 0.4%
International Paper Co.:
4.25% 1/15/09	2,090	2,063
5.5% 1/15/14	5,245	5,207
Weyerhaeuser Co.:
5.25% 12/15/09	3,465	3,551
6.75% 3/15/12	6,370	6,964
7.375% 3/15/32	5,060	5,585
		23,370
TOTAL MATERIALS		36,591
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.1%
BellSouth Corp. 6.55% 6/15/34	28,300	28,576
British Telecommunications PLC:
8.375% 12/15/10	12,619	14,873
8.875% 12/15/30	3,280	4,130
France Telecom SA 8.75% 3/1/11	15,880	18,528
Koninklijke KPN NV yankee 8% 10/1/10	17,000	19,775
KT Corp. 5.875% 6/24/14 (a)	5,295	5,330
SBC Communications, Inc. 5.875% 2/1/12	1,000	1,041
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Europe BV 7.75% 9/15/10	$ 10,700	$ 12,363
TELUS Corp. yankee 7.5% 6/1/07	15,105	16,488
		121,104
Wireless Telecommunication Services - 0.7%
America Movil SA de CV:
4.125% 3/1/09 (a)	5,875	5,597
5.5% 3/1/14 (a)	13,390	12,531
AT&T Wireless Services, Inc.:
7.875% 3/1/11	5,035	5,787
8.75% 3/1/31	9,740	12,123
Cingular Wireless LLC 7.125% 12/15/31	6,488	6,890
		42,928
TOTAL TELECOMMUNICATION SERVICES		164,032
UTILITIES - 2.4%
Electric Utilities - 1.6%
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (a)	7,100	7,076
DTE Energy Co. 7.05% 6/1/11	5,030	5,511
Duke Capital LLC 6.75% 2/15/32	5,365	5,375
Exelon Generation Co. LLC 5.35% 1/15/14	10,000	9,828
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,433
6.45% 11/15/11	3,305	3,496
Illinois Power Co. 7.5% 6/15/09	5,000	5,525
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	4,022
5.875% 10/1/12	2,650	2,720
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	10,978
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,010	1,941
4.8% 3/1/14	2,670	2,569
6.05% 3/1/34	9,655	9,301
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,665
7.875% 10/1/12	5,630	6,705
Southern California Edison Co.:
4.65% 4/1/15	700	662
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.: - continued
5% 1/15/14	$ 585	$ 578
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,171
		93,556
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,692
Texas Eastern Transmission Corp.:
5.25% 7/15/07	2,040	2,113
7.3% 12/1/10	4,480	5,043
		8,848
Multi-Utilities & Unregulated Power - 0.6%
Constellation Energy Group, Inc.:
6.35% 4/1/07	6,915	7,377
7% 4/1/12	4,485	4,937
Dominion Resources, Inc.:
6.25% 6/30/12	10,625	11,216
8.125% 6/15/10	11,805	13,746
		37,276
TOTAL UTILITIES		139,680
TOTAL NONCONVERTIBLE BONDS (Cost $1,467,141)		1,511,730
U.S. Government and Government Agency Obligations - 15.9%

U.S. Government Agency Obligations - 4.1%
Fannie Mae:
4.375% 7/17/13	20,950	19,841
4.625% 10/15/13	50,000	48,832
5.25% 8/1/12	2,280	2,310
5.5% 7/18/12	34,500	34,953
6% 5/15/11	7,555	8,182
6.125% 3/15/12	22,972	25,033
6.25% 2/1/11	7,655	8,290
6.25% 3/22/12	19,683	20,135
Financing Corp. - coupon STRIPS 0% 3/7/05	11,375	11,243
Freddie Mac:
4.5% 1/15/14	25,300	24,420
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.25% 11/5/12	$ 5,610	$ 5,572
5.875% 3/21/11	29,045	30,866
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		239,677
U.S. Treasury Obligations - 11.8%
U.S. Treasury Bonds:
6.125% 11/15/27	22,900	25,439
6.125% 8/15/29	129,651	144,586
6.375% 8/15/27	30,445	34,823
8% 11/15/21	31,000	41,105
9.875% 11/15/15	6,825	9,922
11.25% 2/15/15	21,590	33,586
U.S. Treasury Notes:
2.375% 8/15/06	133,005	132,153
3.125% 5/15/07	50,000	50,156
3.375% 12/15/08	5,200	5,163
4% 11/15/12 (c)	188,820	184,749
5% 8/15/11	5,312	5,592
6.5% 2/15/10	27,000	30,562
TOTAL U.S. TREASURY OBLIGATIONS		697,836
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $941,918)		937,513
U.S. Government Agency - Mortgage Securities - 34.0%

Fannie Mae - 32.3%
4% 8/1/19 (b)	34,683	33,274
4.5% 8/1/19 (b)	208,070	204,624
4.5% 7/1/33 to 12/1/33 (b)	63,245	59,805
5% 12/1/17	2,347	2,369
5% 8/1/34 (b)	354,321	345,574
5.5% 2/1/11 to 11/1/33	121,419	122,760
5.5% 8/1/34 (b)	579,092	580,898
6% 1/1/13 to 6/1/32	9,424	9,804
6% 8/1/34 (b)	9,075	9,313
6.5% 3/1/06 to 4/1/33	180,087	188,567
6.5% 8/1/19 to 8/1/34 (b)	82,978	86,989
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 7/1/22 to 1/1/34 (b)	$ 243,094	$ 257,555
7.5% 6/1/25 to 8/1/29	6,041	6,481
9.5% 1/1/17 to 2/1/25	544	615
12.5% 1/1/15 to 7/1/15	11	13
TOTAL FANNIE MAE		1,908,641
Freddie Mac - 0.0%
8.5% 9/1/22 to 9/1/27	833	913
Government National Mortgage Association - 1.7%
5.5% 12/15/32 to 5/15/34	17,807	17,947
6% 10/15/08 to 10/15/30	13,278	13,724
6% 8/1/34 (b)	7,427	7,638
6.5% 3/15/26 to 2/15/33	5,956	6,243
7% 8/15/23 to 12/15/32	43,073	45,786
7% 8/1/34 (b)	3,387	3,598
7.5% 10/15/05 to 8/15/28	2,706	2,919
8% 9/15/24 to 5/15/32	501	548
8.5% 1/15/31	34	37
9% 4/15/23	8	8
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		98,448
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,001,884)		2,008,002
Asset-Backed Securities - 6.1%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 3.3% 11/25/32 (d)	3,646	3,713
Series 2004-HE1:
Class M1, 1.95% 2/25/34 (d)	2,300	2,300
Class M2, 2.55% 2/25/34 (d)	2,600	2,601
American Express Credit Account Trust Series 2004-C Class C, 1.88% 2/15/12 (a)(d)	28,600	28,618
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.88% 4/25/34 (d)	1,290	1,290
Class M2, 1.93% 4/25/34 (d)	1,000	1,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.76% 4/15/33 (d)	5,963	5,971
Series 2003-HE7 Class A3, 1.74% 12/15/33 (d)	10,235	10,258
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank One Issuance Trust Series 2002-C1 Class C1, 2.34% 12/15/09 (d)	$ 8,010	$ 8,117
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.9119% 2/28/44 (d)	9,240	9,263
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 2.06% 7/15/08 (d)	8,570	8,611
Series 2003-B1 Class B1, 2.55% 2/17/09 (d)	13,465	13,674
Series 2003-B2 Class B2, 3.5% 2/17/09	7,080	7,119
Series 2003-B4 Class B4, 2.18% 7/15/11 (d)	6,635	6,755
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3.35% 10/25/33 (d)	3,150	3,243
Chase Credit Card Owner Trust Series 2004-1 Class B, 1.58% 5/15/09 (d)	4,365	4,365
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	700	708
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.25% 10/15/07 (d)	15,800	15,842
Series 2002-B1 Class B1, 1.9% 6/25/09 (d)	9,430	9,456
Series 2003-C1 Class C1, 2.24% 4/7/10 (d)	5,790	5,922
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.95% 5/25/34 (d)	5,450	5,450
Series 2004-3 Class M1, 1.95% 6/25/34 (d)	1,525	1,527
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 2.13% 11/25/33 (d)	1,400	1,412
Class M2, 3.2% 11/25/33 (d)	700	715
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2% 3/25/34 (d)	425	425
Class M4, 2.35% 3/25/34 (d)	325	325
Class M6, 2.7% 3/25/34 (d)	400	397
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	2,495	2,499
Series 2001-C Class B, 5.54% 12/15/05	4,400	4,407
GSAMP Trust Series 2004-FM2:
Class M1, 1.95% 1/25/34 (d)	3,500	3,500
Class M2, 2.55% 1/25/34 (d)	1,600	1,600
Class M3, 2.75% 1/25/34 (d)	1,600	1,600
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.83% 8/25/33 (d)	1,295	1,299
Class M1, 2.33% 8/25/33 (d)	2,915	2,953
Series 2003-4:
Class M1, 2.25% 10/25/33 (d)	4,025	4,064
Class M2, 3.35% 10/25/33 (d)	4,765	4,855
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	$ 487	$ 488
Series 2003-2N Class A, 8% 9/27/33 (a)	1,124	1,129
Series 2003-5N Class A, 7.5% 1/27/34 (a)	477	480
Household Home Equity Loan Trust Series 2002-2 Class A, 1.72% 4/20/32 (d)	4,601	4,610
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	11,400	10,203
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 3.3% 7/25/33 (d)	4,800	4,926
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 1.74% 1/15/09 (d)	33,400	33,520
Series 2003-B2 Class B2, 1.77% 10/15/10 (d)	1,530	1,538
Series 2003-B3 Class B3, 1.755% 1/18/11 (d)	7,085	7,103
Series 2003-B5 Class B5, 1.75% 2/15/11 (d)	10,335	10,410
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.95% 7/25/34 (d)	2,225	2,225
Class M2, 2% 7/25/34 (d)	400	400
Class M3, 2.4% 7/25/34 (d)	825	825
Class M4, 2.55% 7/25/34 (d)	550	550
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.55% 12/27/32 (d)	1,945	1,977
Series 2003-HE1 Class M2, 3.35% 5/25/33 (d)	5,560	5,663
Series 2003-NC8 Class M1, 2.15% 9/25/33 (d)	2,600	2,613
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.45% 1/25/32 (d)	5,135	5,217
Series 2002-NC1 Class M1, 2.25% 2/25/32 (a)(d)	3,680	3,716
Series 2002-NC3 Class M1, 2.17% 8/25/32 (d)	1,585	1,600
Series 2003-NC2 Class M2, 3.45% 2/25/33 (d)	2,855	2,924
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	228	229
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/24/10 (a)(f)	8,640	3,524
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.88% 1/25/33 (d)	4,798	4,807
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	10,500	10,446
NovaStar Home Equity Loan Series 2004-1:
Class M1, 1.9% 6/25/34 (d)	1,500	1,501
Class M4, 2.425% 6/25/34 (d)	2,520	2,524
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,720	8,068
Series 2002-4 Class A, 1.51% 8/18/09 (d)	10,400	10,412
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.47% 6/15/33 (d)	$ 5,136	$ 5,161
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.83% 3/15/11 (a)(d)	9,340	9,347
WFS Financial 2004-3 Owner Trust Class 2004 3 Series A3, 3.3% 3/17/09	13,100	13,100
TOTAL ASSET-BACKED SECURITIES (Cost $354,996)		357,090
Collateralized Mortgage Obligations - 3.9%

Private Sponsor - 2.9%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3875% 12/25/33 (d)	3,054	3,056
Class 2A1, 4.2187% 12/25/33 (d)	7,894	7,803
Series 2003-L Class 2A1, 4.0362% 1/25/34 (d)	14,834	14,718
Series 2004-B:
Class 1A1, 3.4463% 3/25/34 (d)	6,096	6,074
Class 2A2, 4.16% 3/25/34 (d)	5,233	5,203
Series 2004-C Class 1A1, 3.4381% 4/25/34 (d)	11,091	10,968
Series 2004-D:
Class 1A1, 3.6061% 5/25/34 (d)	12,470	12,334
Class 2A2, 4.2274% 5/25/34 (d)	13,467	13,266
Series 2004-G Class 2A7, 4.6636% 8/25/34 (d)	12,200	12,200
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 1.82% 3/25/34 (d)	4,994	5,005
Series 2004-AR6 Class 9A2, 1.82% 7/25/34 (d)	7,253	7,253
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,992	2,061
Master Seasoned Securitization Trust Series 2004 1 Class 1A1, 6.343% 10/25/17 (b)	11,205	11,569
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	6,280	6,507
Series 2004-SL2 Class A1, 6.5% 11/25/16	2,438	2,521
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 2.9131% 7/10/35 (a)(d)	9,045	9,184
Class B4, 3.1131% 7/10/35 (a)(d)	6,882	6,987
Class B5, 3.7131% 7/10/35 (a)(d)	6,489	6,585
Class B6, 4.2131% 7/10/35 (a)(d)	2,949	3,001
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2003-CB1:
Class B3, 2.8131% 6/10/35 (a)(d)	$ 3,153	$ 3,201
Class B4, 3.0131% 6/10/35 (a)(d)	2,821	2,863
Class B5, 3.6131% 6/10/35 (a)(d)	1,926	1,961
Class B6, 4.1131% 6/10/35 (a)(d)	1,144	1,165
Series 2004-A Class B4, 2.5631% 2/10/36 (a)(d)	5,973	6,007
Series 2004-B:
Class B4, 2.4631% 2/10/36 (a)(d)	1,596	1,596
Class B5, 2.9131% 2/10/36 (a)(d)	1,097	1,097
Class B6, 3.3631% 2/10/36 (a)(d)	299	299
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	2,106	2,224
Series 2004-RA2 Class 2A, 7% 7/25/33	4,520	4,681
TOTAL PRIVATE SPONSOR		171,389
U.S. Government Agency - 1.0%
Fannie Mae:
planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	4,704	4,749
sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	13,994	14,710
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	392	394
Series 2003-73 Class GA, 3.5% 5/25/31	9,507	9,137
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	527	530
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 1669 Class H, 6.5% 7/15/23	10,122	10,480
sequential pay Series 2750 Class ZT, 5% 2/15/34	7,127	5,758
Series 2749 Class MZ, 5% 2/15/24	1,150	1,150
Series 2764:
Class ZA, 5% 10/15/32	208	207
Class ZB, 5% 3/15/33	913	914
Class ZC, 4.5% 3/15/19	328	328
Series 2769 Class ZA, 5% 9/15/32	413	412
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8704% 10/16/23 (d)	$ 1,490	$ 1,574
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-59 Class D, 3.654% 10/16/27	11,780	10,943
TOTAL U.S. GOVERNMENT AGENCY		61,286
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $233,791)		232,675
Commercial Mortgage Securities - 3.1%

Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 1.66% 4/25/34 (a)(d)	7,900	7,895
Class B, 3.35% 4/25/34 (a)(d)	878	877
Class M1, 2.01% 4/25/34 (a)(d)	683	682
Class M2, 2.65% 4/25/34 (a)(d)	683	682
Series 2004-2 Class M1, 1.82% 8/25/34 (a)(d)	7,238	7,238
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 1.4913% 4/14/15 (a)(d)	13,665	13,663
Series 2004-ESA Class A2, 1.67% 5/14/16 (a)(d)	6,625	6,628
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	3,400	3,439
Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	5,195	5,230
Class C, 4.937% 5/14/16 (a)	3,370	3,395
Class D, 4.986% 5/14/16 (a)	1,405	1,414
Class E, 5.064% 5/14/16 (a)	4,375	4,397
Class F, 5.182% 5/14/16 (a)	1,050	1,060
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(d)	3,810	4,130
COMM floater Series 2002-FL7 Class A2, 1.73% 11/15/14 (a)(d)	6,336	6,337
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	4,425	4,592
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,210
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CS First Boston Mortgage Securities Corp.: - continued
Series 1997-C2 Class D, 7.27% 1/17/35	$ 2,775	$ 3,067
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,045	3,287
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,416
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	4,900	5,227
Class C1, 7.52% 5/15/06 (a)	3,500	3,739
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,585
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,452
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,197
Series 2003-47 Class C, 4.227% 10/16/27	11,493	11,182
Series 2003-47 Class XA, 0.2454% 6/16/43 (d)(f)	35,944	1,825
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	5,960	6,464
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,891
Series 1998-GLII Class E, 7.1905% 4/13/31 (d)	1,220	1,280
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	9,000	9,633
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	6,100	6,447
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	16,851
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $179,466)		180,412
Foreign Government and Government Agency Obligations - 1.4%

Chilean Republic 7.125% 1/11/12	12,070	13,564
Hong Kong Gov Spl Admin Reg 5.125% 8/1/14 (a)	21,405	21,271
South African Republic 6.5% 6/2/14	4,795	4,915
State of Israel 4.625% 6/15/13	1,855	1,737
United Mexican States:
4.625% 10/8/08	23,395	23,301
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
United Mexican States: - continued
5.875% 1/15/14	$ 10,000	$ 9,800
7.5% 1/14/12	9,800	10,780
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $83,068)		85,368
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,849
Fixed-Income Funds - 11.4%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $671,000)	6,736,103	670,646
Cash Equivalents - 19.7%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at:
1.31%, dated 7/30/04 due 8/2/04) (g)	$ 2,770	2,770
1.37%, dated 7/30/04 due 8/2/04) (g)	1,160,407	1,160,275
TOTAL CASH EQUIVALENTS (Cost $1,163,045)		1,163,045
TOTAL INVESTMENT PORTFOLIO - 121.2% (Cost $7,100,687)		7,151,330
NET OTHER ASSETS - (21.2)%		(1,252,827)
NET ASSETS - 100%		$ 5,898,503
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap
Receive quarterly notional amount multilpied by .43% and pay Bank of America upon default event of Apache Corp., par value of the notional amount of Apache Corp. 6.25% 4/15/12	Sept. 2014	$ 6,800	$ (3)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	3,900	0
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,875	(12)
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	5,900	28
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	4,200	12
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.12% 7/25/35	August 2007	1,885	24
Receive quarterly notional amount multiplied by .62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	5,000	9
Receive quarterly notional amount multiplied by .75% and pay Citibank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	7,000	10
TOTAL CREDIT DEFAULT SWAP		39,560	68
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.4198% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Dec. 2005	$ 50,000	$ (50)
Receive quarterly a fixed rate equal to 2.5664% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2006	9,000	(27)
Receive quarterly a fixed rate equal to 3.857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2008	60,000	(504)
Receive quarterly a fixed rate equal to 4.135% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	June 2006	100,000	462
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	22,890	(39)
TOTAL INTEREST RATE SWAP		241,890	(158)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 11,300	$ 177
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	12,600	122
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	11,300	109
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	9,100	92
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	11,300	5
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	11,300	296
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	22,600	323
TOTAL RETURN SWAP		89,500	1,124
		$ 370,950	$ 1,034
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $392,764,000 or 6.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $514,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$2,770 due 8/2/04 at 1.31%
Barclays Capital Inc.	$ 758
Credit Suisse First Boston LLC	666
Societe Generale, New York Branch	747
State Street Bank and Trust Company	599
$ 2,770
$1,160,275 due 8/2/04 at 1.37%
Banc of America Securities LLC.	$ 429,154
Bank of America, National Association	194,967
Bear Stearns & Co. Inc.	48,741
BNP Paribas Securities Corp.	48,741
Goldman, Sachs & Co.	48,741
Morgan Stanley & Co. Incorporated.	389,931
$ 1,160,275
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $7,101,149,000. Net unrealized appreciation aggregated $50,181,000, of which $89,956,000 related to appreciated investment securities and $39,775,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short Term Bond Fund

July 31, 2004

STP-QTLY-0904

1.804842.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.8%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 3.6%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
1.87% 5/24/06 (f)	$ 8,000	$ 8,029
4.05% 6/4/08	3,165	3,136
4.75% 1/15/08	15,135	15,392
		26,557
Media - 3.1%
AOL Time Warner, Inc. 6.15% 5/1/07	10,685	11,336
British Sky Broadcasting Group PLC (BSkyB) yankee 7.3% 10/15/06	11,690	12,610
Continental Cablevision, Inc.:
8.3% 5/15/06	22,050	23,927
9% 9/1/08	6,600	7,707
Cox Communications, Inc.:
6.875% 6/15/05	9,757	10,089
7.5% 8/15/04	7,200	7,212
7.75% 8/15/06	3,445	3,741
Cox Enterprises, Inc. 4.375% 5/1/08 (a)	7,020	7,033
Liberty Media Corp. 3.02% 9/17/06 (f)	27,550	27,968
News America, Inc. 6.625% 1/9/08	15,595	16,913
TCI Communications, Inc. 8% 8/1/05	14,250	14,957
Time Warner, Inc. 7.975% 8/15/04	2,997	3,002
Univision Communications, Inc.:
3.5% 10/15/07	2,515	2,495
3.875% 10/15/08	1,915	1,885
		150,875
TOTAL CONSUMER DISCRETIONARY		177,432
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.2%
Safeway, Inc. 2.5% 11/1/05	8,180	8,147
Food Products - 0.4%
ConAgra Foods, Inc. 6% 9/15/06	4,400	4,636
Kraft Foods, Inc. 5.25% 6/1/07	17,025	17,758
		22,394
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.3%
Altria Group, Inc. 5.625% 11/4/08	$ 9,500	$ 9,613
Philip Morris Companies, Inc. 6.375% 2/1/06	6,000	6,227
		15,840
TOTAL CONSUMER STAPLES		46,381
ENERGY - 0.9%
Energy Equipment & Services - 0.3%
Cooper Cameron Corp. 2.65% 4/15/07	6,415	6,251
Petroliam Nasional BHD (Petronas) yankee 8.875% 8/1/04 (a)	8,750	8,750
		15,001
Oil & Gas - 0.6%
Duke Energy Field Services LLC 5.75% 11/15/06	3,650	3,812
Kerr-McGee Corp. 5.375% 4/15/05	8,000	8,154
Kinder Morgan Energy Partners LP 5.35% 8/15/07	8,100	8,448
Pemex Project Funding Master Trust 3.0775% 1/7/05 (a)(f)	9,850	9,901
		30,315
TOTAL ENERGY		45,316
FINANCIALS - 12.5%
Capital Markets - 1.0%
ABN-AMRO Bank NV, Chicago 7.25% 5/31/05	3,680	3,821
Bank of New York Co., Inc.:
3.4% 3/15/13 (f)	14,750	14,271
4.25% 9/4/12 (f)	7,460	7,475
Goldman Sachs Group LP 7.2% 11/1/06 (a)	1,500	1,627
Goldman Sachs Group, Inc. 4.125% 1/15/08	8,420	8,488
Lehman Brothers Holdings, Inc.:
4% 1/22/08	4,970	4,982
6.625% 2/5/06	1,000	1,053
Merrill Lynch & Co., Inc. 3.7% 4/21/08	6,910	6,848
Morgan Stanley:
3.625% 4/1/08	425	420
5.8% 4/1/07	1,500	1,587
		50,572
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - 1.0%
Bank of America Corp.:
3.875% 1/15/08	$ 485	$ 486
7.125% 9/15/06	8,850	9,566
Corporacion Andina de Fomento yankee 7.25% 3/1/07	4,435	4,767
First National Boston Corp. 8% 9/15/04	3,157	3,180
Korea Development Bank:
3.875% 3/2/09	12,600	12,206
4.75% 7/20/09	5,500	5,495
7.375% 9/17/04	3,140	3,156
Mellon Bank NA, Pittsburgh 6.5% 8/1/05	3,250	3,363
Popular North America, Inc. 6.125% 10/15/06	5,195	5,484
		47,703
Consumer Finance - 3.0%
American General Finance Corp. 4.5% 11/15/07	5,200	5,298
Ford Motor Credit Co.:
6.5% 1/25/07	30,780	32,461
6.875% 2/1/06	28,000	29,376
General Motors Acceptance Corp.:
6.125% 2/1/07	2,785	2,914
6.125% 8/28/07	11,785	12,352
6.75% 1/15/06	34,545	36,176
Household Finance Corp.:
4.125% 12/15/08	4,170	4,143
4.75% 5/15/09	8,978	9,102
Household International, Inc. 8.875% 2/15/08	10,500	11,403
John Deere Capital Corp. 2.16% 9/17/04 (f)	7,850	7,854
		151,079
Diversified Financial Services - 4.7%
Bombardier Capital, Inc. 6.125% 6/29/06 (a)	19,275	19,221
Citigroup, Inc. 6.75% 12/1/05	20,400	21,475
Delta Air Lines, Inc. pass thru trust certificates 7.379% 5/18/10	4,771	4,520
Deutsche Telekom International Finance BV:
3.875% 7/22/08	8,525	8,440
8.25% 6/15/05	18,970	19,890
J.P. Morgan Chase & Co. 3.5% 3/15/09	12,380	11,981
NiSource Finance Corp. 3.2% 11/1/06	4,940	4,902
Pemex Project Funding Master Trust 6.125% 8/15/08	15,990	16,550
Powergen US Funding LLC 4.5% 10/15/04	16,935	17,021
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Prime Property Funding II 6.25% 5/15/07 (a)	$ 6,000	$ 6,422
Sprint Capital Corp.:
4.78% 8/17/06	10,300	10,540
6% 1/15/07	11,760	12,368
Telecom Italia Capital 4% 11/15/08 (a)	15,250	15,071
Tyco International Group SA yankee:
5.8% 8/1/06	16,640	17,406
6.375% 6/15/05	14,280	14,705
Verizon Global Funding Corp.:
4% 1/15/08	6,150	6,183
6.125% 6/15/07	12,295	13,140
7.25% 12/1/10	12,500	14,076
		233,911
Insurance - 0.5%
Allstate Corp. 7.875% 5/1/05	5,945	6,184
MetLife, Inc. 3.911% 5/15/05	14,850	15,042
Travelers Property Casualty Corp. 3.75% 3/15/08	2,830	2,816
		24,042
Real Estate - 1.8%
AMB Property LP 7.2% 12/15/05	5,040	5,346
Arden Realty LP 8.875% 3/1/05	9,925	10,276
AvalonBay Communities, Inc. 5% 8/1/07	5,260	5,470
BRE Properties, Inc. 5.95% 3/15/07	3,310	3,492
Camden Property Trust 5.875% 6/1/07	3,305	3,485
CarrAmerica Realty Corp. 5.25% 11/30/07	10,115	10,624
CenterPoint Properties Trust 6.75% 4/1/05	1,530	1,567
Duke Realty LP 6.875% 3/15/05	4,100	4,212
EOP Operating LP:
6.625% 2/15/05	3,200	3,271
6.763% 6/15/07	8,650	9,320
7.75% 11/15/07	3,100	3,449
8.375% 3/15/06	5,700	6,156
Gables Realty LP:
5.75% 7/15/07	7,235	7,596
7.25% 2/15/06	10,600	11,216
Merry Land & Investment Co., Inc. 7.25% 6/15/05	2,400	2,490
		87,970
Thrifts & Mortgage Finance - 0.5%
Abbey National PLC 6.69% 10/17/05	900	941
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Home Loans, Inc.:
1.795% 6/2/06 (f)	$ 5,250	$ 5,276
5.5% 8/1/06	735	766
5.625% 5/15/07	3,765	3,953
Washington Mutual, Inc.:
4.375% 1/15/08	5,950	6,038
5.625% 1/15/07	8,500	8,925
		25,899
TOTAL FINANCIALS		621,176
INDUSTRIALS - 0.2%
Air Freight & Logistics - 0.1%
Federal Express Corp. pass thru trust certificates 7.53% 9/23/06	2,405	2,513
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	6,990	7,208
TOTAL INDUSTRIALS		9,721
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.5%
Motorola, Inc. 6.75% 2/1/06	24,950	26,383
MATERIALS - 0.7%
Containers & Packaging - 0.1%
Sealed Air Corp. 6.95% 5/15/09 (a)	4,365	4,784
Paper & Forest Products - 0.6%
Boise Cascade Corp. 7.35% 10/11/04	9,760	9,783
International Paper Co. 4.25% 1/15/09	1,970	1,945
Weyerhaeuser Co. 5.95% 11/1/08	16,600	17,685
		29,413
TOTAL MATERIALS		34,197
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.9%
British Telecommunications PLC 7.875% 12/15/05	16,885	18,006
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
France Telecom SA 8.2% 3/1/06	$ 22,800	$ 24,390
Telefonica Europe BV 7.35% 9/15/05	935	983
		43,379
Wireless Telecommunication Services - 0.5%
America Movil SA de CV 4.125% 3/1/09 (a)	13,310	12,680
AT&T Wireless Services, Inc.:
7.35% 3/1/06	4,900	5,221
7.5% 5/1/07	7,142	7,849
		25,750
TOTAL TELECOMMUNICATION SERVICES		69,129
UTILITIES - 2.1%
Electric Utilities - 2.0%
Detroit Edison Co. 5.05% 10/1/05	2,940	3,018
DTE Energy Co. 6.45% 6/1/06	8,755	9,201
Duke Capital LLC:
4.302% 5/18/06	3,330	3,382
4.37% 3/1/09	9,565	9,465
6.25% 7/15/05	6,775	6,993
FirstEnergy Corp. 5.5% 11/15/06	21,660	22,542
FPL Group Capital, Inc. 3.25% 4/11/06	3,640	3,660
MidAmerican Energy Holdings, Inc. 4.625% 10/1/07	4,180	4,240
Monongahela Power Co. 5% 10/1/06	5,685	5,811
Pacific Gas & Electric Co. 2.3% 4/3/06 (f)	7,415	7,419
Progress Energy, Inc. 6.75% 3/1/06	13,200	13,884
Southwestern Public Service Co. 5.125% 11/1/06	3,900	4,033
Wisconsin Electric Power Co. 7.25% 8/1/04	3,000	3,000
		96,648
Gas Utilities - 0.1%
Consolidated Natural Gas Co. 7.375% 4/1/05	4,900	5,057
TOTAL UTILITIES		101,705
TOTAL NONCONVERTIBLE BONDS (Cost $1,117,045)		1,131,440
U.S. Government and Government Agency Obligations - 11.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 3.8%
Fannie Mae:
0% 11/17/04 (c)	$ 6,800	$ 6,768
6% 5/15/08	92,868	100,233
Freddie Mac 2.7% 3/16/07	84,000	82,867
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		189,868
U.S. Treasury Obligations - 8.1%
U.S. Treasury Bonds:
10% 5/15/10	30,740	32,636
11.75% 2/15/10	30,180	31,750
12% 8/15/13	61,275	80,835
U.S. Treasury Notes:
1.625% 2/28/06	74,920	73,966
2.625% 11/15/06	99,800	99,367
3.5% 11/15/06	955	969
4.375% 5/15/07 (d)	79,430	82,272
TOTAL U.S. TREASURY OBLIGATIONS		401,795
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $596,943)		591,663
U.S. Government Agency - Mortgage Securities - 6.5%

Fannie Mae - 6.2%
4.5% 8/1/19 (b)	93,500	91,951
5.5% 12/1/13 to 4/1/19	103,860	106,946
6% 7/1/11	2,131	2,231
6.5% 5/1/06 to 2/1/32	82,253	86,901
6.5% 8/1/19 (b)	267	282
7% 10/1/11 to 5/1/32	12,007	12,732
7% 8/1/19 (b)	1,843	1,955
7.5% 6/1/12 to 11/1/31	1,022	1,088
11.5% 11/1/15	355	405
TOTAL FANNIE MAE		304,491
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - 0.0%
8.5% 5/1/27 to 7/1/28	$ 872	$ 954
12% 11/1/19	67	76
TOTAL FREDDIE MAC		1,030
Government National Mortgage Association - 0.3%
7% 11/15/27 to 8/15/32	13,961	14,854
7% 8/1/34 (b)	599	636
11% 7/15/10	1	1
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		15,491
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $319,640)		321,012
Asset-Backed Securities - 22.2%

Accredited Mortgage Loan Trust:
Series 2003-2 Class A1, 4.23% 10/25/33	9,019	8,914
Series 2003-3 Class A1, 4.46% 1/25/34	8,520	8,365
Series 2004-2 Class A2, 1.75% 7/25/34 (f)	10,677	10,676
ACE Securities Corp.:
Series 2002-HE1, Class A, 1.79% 6/25/32 (f)	2,025	2,029
Series 2002-HE2 Class A2A, 1.88% 8/25/32 (f)	1,411	1,413
Series 2003-HE1:
Class A2, 1.86% 11/25/33 (f)	9,875	9,905
Class M1 2.1% 11/25/33 (f)	1,965	1,976
Class M2, 3.15% 11/25/33 (f)	1,228	1,248
Series 2003-NC1 Class A2A, 1.87% 7/25/33 (f)	12,774	12,824
Series 2004-HE1 Class A2B, 1.9% 2/25/34 (f)	6,810	6,811
American Express Credit Account Trust Series 2004-C Class C, 1.88% 2/15/12 (a)(f)	14,500	14,509
AmeriCredit Automobile Receivables Trust:
Series 2001-B Class A4, 5.37% 6/12/08	14,927	15,214
Series 2001-C Class A4, 5.01% 7/14/08	20,263	20,712
Series 2002-A Class A4, 4.61% 1/12/09	2,555	2,606
Series 2002-B:
Class A3, 3.78% 2/12/07	9,234	9,283
Class A4, 4.46% 4/12/09	5,275	5,388
Series 2003-AM Class A4A, 3.1% 11/6/09	4,510	4,511
Series 2003-BX:
Class A3, 2.11% 8/6/07	3,765	3,758
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
AmeriCredit Automobile Receivables Trust: - continued
Class A4A, 2.72% 1/6/10	$ 5,650	$ 5,601
Series 2003-CF Class A4, 3.48% 5/6/10	8,465	8,494
Series 2003-DM Class A4, 2.84% 8/6/10	7,270	7,185
Series 2004-1:
Class A3, 3.22% 7/6/08	3,975	3,981
Class B, 3.7% 1/6/09	675	676
Class C, 4.22% 7/6/09	720	723
Class D, 5.07% 7/6/10	5,065	5,089
Ameriquest Mortgage Securities, Inc.:
Series 2002-4 Class A2, 1.89% 2/25/33 (f)	1,300	1,304
Series 2002-AR1 Class M1, 2.16% 9/25/32 (f)	6,400	6,433
Series 2003-3 Class S, 5% 9/25/05 (h)	19,063	629
Series 2003-7 Class M1, 2.3% 8/25/33 (f)	2,945	2,983
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 1.78% 6/25/32 (f)	3,358	3,363
Series 2002-BC6 Class AIO, 6% 8/25/04 (h)	43,771	153
Series 2002-BC7:
Class AIO, 6% 9/25/04 (h)	30,455	258
Class M1, 2.25% 10/25/32 (f)	6,600	6,637
Series 2002-BC9 Class A2, 1.93% 12/25/32 (f)	2,450	2,462
Argent Securities, Inc.:
Series 2003-W3:
Class AV1B, 1.9% 9/25/33 (f)	1,331	1,336
Class AV2, 1.85% 9/25/33 (f)	1,384	1,388
Class M2, 3.25% 9/25/33 (f)	14,400	14,791
Series 2003-W6 Class AV2, 1.82% 1/25/34 (f)	12,636	12,671
Series 2003-W7:
Class A2, 1.84% 3/1/34 (f)	10,815	10,848
Class M1, 2.14% 3/1/34 (f)	11,700	11,780
Series 2003-W9 Class M1, 2.14% 3/25/34 (f)	8,200	8,255
Series 2004-W5 Class M1, 2.05% 4/25/34 (f)	3,990	3,995
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2001-HE3 Class A1, 1.65% 11/15/31 (f)	1,439	1,441
Series 2002-HE3 Class 2A, 1.78% 10/15/32 (f)	1,081	1,084
Series 2003-HE2 Class A2, 1.76% 4/15/33 (f)	6,570	6,580
Series 2003-HE3 Class A2, 1.73% 6/15/33 (f)	1,116	1,116
Series 2003-HE4 Class A3, 1.6% 8/15/33 (f)	2,924	2,923
Series 2003-HE5 Class A2B, 4% 8/15/33	2,945	2,922
Series 2003-HE7 Class A3, 1.74% 12/15/33 (f)	9,935	9,958
Series 2004-HE3 Class M2, 2.57% 6/25/34 (f)	3,325	3,312
Associates Automobile Receivables Trust Series 2000-1 Class B, 7.83% 8/15/07	8,364	8,453
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank One Issuance Trust:
Series 2002-B2 Class B2, 1.72% 5/15/08 (f)	$ 6,600	$ 6,617
Series 2002-C2 Class C2, 2.37% 5/15/08 (f)	34,415	34,639
Bayview Financial Asset Trust Series 2000-F Class A, 1.9619% 9/28/43 (f)	11,706	11,760
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.9119% 2/28/44 (f)	8,896	8,919
BMW Vehicle Owner Trust Series 2002-A Class A3, 3.8% 5/25/06	1,732	1,738
Capital Auto Receivables Asset Trust:
Series 2002-4, Class CTFS, 2.62% 3/17/08	7,128	7,135
Series 2002-5 Class B, 2.8% 4/15/08	6,299	6,315
Capital One Auto Finance Trust Series 2002-A Class A4, 4.79% 1/15/09	11,800	12,057
Capital One Master Trust:
Series 1999-3 Class B, 1.86% 9/15/09 (f)	5,500	5,504
Series 2001-1 Class B, 1.89% 12/15/10 (f)	8,715	8,778
Series 2001-8A Class A, 4.6% 8/17/09	7,450	7,667
Series 2002-3A Class B, 4.55% 2/15/08	12,750	12,884
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 2.06% 7/15/08 (f)	8,935	8,978
Series 2003-B1 Class B1, 2.55% 2/17/09 (f)	20,015	20,325
CDC Mortgage Capital Trust:
Series 2001-HE1 Class A, 1.79% 1/25/32 (f)	1,813	1,813
Series 2002-HE2:
Class A, 1.74% 1/25/33 (f)	1,221	1,222
Class M1, 2.15% 1/25/33 (f)	5,000	5,032
Chase Credit Card Master Trust Series 2003-6 Class B, 1.73% 2/15/11 (f)	9,850	9,912
Chase Credit Card Owner Trust:
Series 2002-2 Class C, 2.28% 7/16/07 (f)	12,735	12,780
Series 2004-1 Class B, 1.58% 5/15/09 (f)	4,125	4,125
Chase Manhattan Auto Owner Trust:
Series 2000-A Class CTFS, 6.48% 6/15/07	1,412	1,414
Series 2001-A Class CTFS, 5.06% 2/15/08	563	570
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.25% 10/15/07 (f)	13,600	13,636
Series 2002-B1 Class B1, 1.9% 6/25/09 (f)	9,055	9,080
Series 2002-C1 Class C1, 2.17% 2/9/09 (f)	13,600	13,792
Series 2003-C1 Class C1, 2.24% 4/7/10 (f)	12,200	12,479
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 1.86% 12/25/33 (a)(f)	11,398	11,419
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Countrywide Home Loans, Inc.:
Series 2004-2:
Class 3A4, 1.7% 7/25/34 (f)	$ 8,285	$ 8,285
Class M1, 1.95% 5/25/34 (f)	5,200	5,200
Series 2004-3 Class 3A4, 1.7% 8/25/34 (f)	12,410	12,321
Series 2004-4:
Class A, 1.82% 8/25/34 (f)	5,053	5,045
Class M1, 1.93% 7/25/34 (f)	3,650	3,641
Class M2, 1.98% 6/25/34 (f)	4,405	4,389
CS First Boston Mortgage Securities Corp. Series 2004 FRE1 Class A2, 1.96% 4/25/34 (b)(f)	7,100	7,100
Discover Card Master Trust I Series 2003-4 Class B1, 1.71% 5/16/11 (f)	8,065	8,092
First USA Secured Note Trust Series 2001-3 Class C, 2.46% 11/19/08 (a)(f)	12,045	12,128
FMAC Loan Receivables Trust Series 1998-CA Class A1, 5.99% 11/15/04 (a)	68	68
Ford Credit Auto Owner Trust Series 2001-B Class B, 5.71% 9/15/05	1,705	1,708
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 1.9% 2/25/34 (f)	750	750
Class M2, 1.95% 2/25/34 (f)	800	800
Series 2004-A Class M2, 2.6% 1/25/34 (f)	5,150	5,150
Greenpoint Credit LLC Series 2001-1 Class 1A, 1.62% 4/20/32 (f)	5,581	5,561
GS Mortgage Securities Corp.:
Series 2003-HE1 Class M2, 3.18% 6/20/33 (f)	9,268	9,473
Series 2003-HE2 Class M1, 2.1% 8/25/33 (f)	2,985	3,000
GSAMP Trust Series 2002-NC1 Class A2, 1.77% 7/25/32 (f)	2,133	2,141
Home Equity Asset Trust:
Series 2002-2 Class A4, 1.8% 6/25/32 (f)	3,226	3,227
Series 2002-4 Class M2, 3.5% 3/25/33 (f)	1,875	1,903
Series 2002-5 Class A3, 1.97% 5/25/33 (f)	7,691	7,739
Series 2003-3 Class A4, 1.91% 2/25/33 (f)	5,939	5,967
Series 2003-5 Class A2, 1.8% 12/25/33 (f)	11,708	11,730
Series 2003-7 Class A2, 1.83% 3/25/34 (f)	12,315	12,349
Series 2003-8 Class M1, 2.17% 4/25/34 (f)	3,860	3,882
Series 2004-1 Class M2, 2.65% 6/25/34 (f)	3,075	3,078
Series 2004-2 Class A2, 1.74% 7/25/34 (f)	7,659	7,659
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust: - continued
Series 2004-3:
Class M1, 2.02% 8/25/34 (f)	$ 2,035	$ 2,035
Class M2, 2.65% 8/25/34 (f)	2,220	2,220
Class M3, 2.9% 8/25/34 (f)	950	950
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	522	523
Series 2003-2N Class A, 8% 9/27/33 (a)	1,201	1,207
Series 2003-3N Class A, 8% 9/27/33 (a)	1,892	1,906
Series 2003-5N Class A, 7.5% 1/27/34 (a)	477	480
Household Automotive Trust:
Series 2001-1 Class A4, 5.57% 11/19/07	6,923	7,047
Series 2001-2 Class A4, 5.39% 8/17/08	5,108	5,222
Series 2004 1 Class A4, 3.93% 7/18/11	4,630	4,629
Household Home Equity Loan Trust:
Series 2002-1 Class A, 1.79% 12/22/31 (f)	1,927	1,927
Series 2002-3 Class A, 1.73% 7/20/32 (f)	3,537	3,543
Series 2003-2 Class M, 2% 9/20/33 (f)	1,900	1,907
Household Mortgage Loan Trust Series 2003-HC2:
Class A2, 1.75% 6/20/33 (f)	6,685	6,698
Class M, 2.02% 6/20/33 (f)	5,678	5,629
Household Private Label Credit Card Master Note Trust I:
Series 2002-2 Class B, 1.93% 1/18/11 (f)	5,900	5,944
Series 2002-3 Class B, 2.63% 9/15/09 (f)	6,750	6,825
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 1.755% 10/15/08 (f)	7,800	7,820
Series 2001-B2 Class B2, 1.74% 1/15/09 (f)	23,897	23,983
Series 2002-B1 Class B1, 5.15% 7/15/09	5,235	5,429
Series 2002-B2 Class B2, 1.76% 10/15/09 (f)	19,400	19,490
Series 2002-B3 Class B3, 1.78% 1/15/08 (f)	6,450	6,469
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 1.47% 9/15/10 (f)	8,000	8,040
Series 1998-G Class B, 1.78% 2/17/09 (f)	9,200	9,225
Series 2000-L Class B, 1.88% 4/15/10 (f)	3,350	3,375
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.95% 7/25/34 (f)	2,105	2,105
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-HE1 Class A1, 1.9% 7/25/34 (f)	14,010	14,025
Series 2003-OPT1 Class M1, 2.1% 7/25/34 (f)	5,235	5,262
Morgan Stanley ABS Capital I, Inc.:
Series 2003-HE1 Class M2, 3.35% 5/25/33 (f)	1,575	1,604
Series 2003-NC5 Class M2, 3.45% 4/25/33 (f)	2,800	2,847
Series 2004 HE6 Class A2, 1.96% 8/25/34 (b)(f)	10,000	10,000
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.45% 1/25/32 (f)	$ 5,655	$ 5,745
Series 2002-AM3 Class A3, 1.94% 2/25/33 (f)	3,664	3,677
Series 2002-NC1 Class M1, 2.25% 2/25/32 (a)(f)	3,595	3,630
Series 2003-NC1 Class M1, 2.5% 11/25/32 (f)	2,575	2,606
Series 2003-NC1N Class NOTE, 9.5% 11/25/32 (a)	627	629
Series 2003-NC2 Class M2, 3.45% 2/25/33 (f)	2,840	2,909
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	755	757
Mortgage Asset Backed Securities Trust Series 2002-NC1:
Class A2, 1.89% 10/25/32 (f)	1,579	1,583
Class M1, 2.3% 10/25/32 (f)	9,800	9,902
Class S, 6% 4/25/05 (h)	12,810	512
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/24/10 (a)(h)	7,900	3,222
Onyx Acceptance Owner Trust:
Series 2000-D Class A4, 6.85% 8/15/07	3,678	3,686
Series 2002-A Class A3, 3.75% 4/15/06	297	298
Series 2002-C:
Class A3, 3.29% 9/15/06	2,400	2,409
Class A4, 4.07% 4/15/09	5,740	5,830
Series 2003-D Class A3, 2.4% 12/15/07	7,710	7,692
Park Place Securities, Inc.:
Series 2004 WCW Class M1, 2.17% 9/25/34 (b)	2,590	2,590
Series 2004 WCW1 Class M2, 2.22% 9/25/34 (b)	4,495	4,495
PP&L Transition Bonds LLC Series 1999-1 Class A5, 6.83% 3/25/07	6,035	6,138
Providian Gateway Master Trust Series 2002-B Class A, 2.08% 6/15/09 (a)(f)	8,200	8,220
Residential Asset Mortgage Products, Inc. Series 2003-RZ2 Class A1, 3.6% 4/25/33	6,916	6,808
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (a)	5,588	5,480
Sears Credit Account Master Trust II:
Series 2002-4 Class B, 1.805% 8/18/09 (f)	6,420	6,436
Series 2002-5 Class B, 2.63% 11/17/09 (f)	13,000	13,034
Securitized Asset Back Receivables LLC Trust Series 2004-NC1:
Class A2, 1.7% 2/25/34 (f)	11,575	11,574
Class M1, 1.97% 2/25/34 (f)	2,920	2,920
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 1.5525% 6/15/21 (f)	$ 8,200	$ 8,218
Series 2004-A:
Class B, 2.1% 6/15/33 (f)	2,100	2,115
Class C, 2.47% 6/15/33 (f)	4,915	4,939
Series 2004-B Class C, 2.2225% 9/15/33 (f)	8,600	8,599
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.83% 3/15/11 (a)(f)	11,595	11,604
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 1.88% 9/25/34 (f)	13,094	13,149
Series 2003-6HE Class A1, 1.92% 11/25/33 (f)	4,334	4,356
Series 2003-8HE, Class A, 1.92% 12/25/34 (f)	5,736	5,739
Series 2004-1HE Class A1, 1.96% 2/25/35 (a)(f)	5,488	5,488
Triad Auto Receivables Owner Trust Series 2002-A:
Class A3, 2.62% 2/12/07	12,135	12,170
Class A4, 3.24% 8/12/09	8,795	8,843
WFS Financial 2004-3 Owner Trust Series 2004 3 Class A4, 3.93% 2/17/12	15,000	15,000
TOTAL ASSET-BACKED SECURITIES (Cost $1,100,095)		1,103,310
Collateralized Mortgage Obligations - 7.6%

Private Sponsor - 5.3%
Countrywide Home Loans, Inc. sequential pay:
Series 2002-25 Class 2A1, 5.5% 11/27/17	5,221	5,283
Series 2002-32 Class 2A3, 5% 1/25/18	1,578	1,587
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 1.82% 5/25/34 (f)	4,280	4,278
Series 2004-AR5 Class 11A2, 1.82% 6/25/34 (f)	5,826	5,814
Granite Mortgages PLC floater:
Series 2004-1 Class 1C, 2.45% 3/20/44 (f)	4,125	4,137
Series 2004-2:
Class 1A2, 1.4381% 6/20/28 (f)	9,200	9,200
Class 1C, 2.0681% 6/20/44 (f)	4,075	4,075
Holmes Financing PLC floater Series 8:
Class 1B, 1.73% 7/15/40 (f)	2,050	2,050
Class 2A, 1.68% 4/15/11 (f)	17,350	17,351
Class 2B, 1.77% 7/15/40 (f)	2,700	2,700
Class 2C, 2.32% 7/15/40 (f)	6,205	6,207
Impac CMB Trust floater Series 2004 6 Class 1A2, 1.84% 10/25/34 (f)	4,337	4,333
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	$ 1,897	$ 1,963
Merrill Lynch Mortgage Investors, Inc.:
floater:
Series 2003-A Class 2A1, 1.84% 3/25/28 (f)	15,587	15,635
Series 2003-F Class A2, 1.49% 10/25/28 (f)	18,539	18,608
Series 2004-B Class A2, 1.8525% 6/25/29 (f)	12,011	11,976
Series 2004-C Class A2, 2.1506% 7/25/29 (f)	16,597	16,595
Series 2003-E Class XA1, 1% 10/25/28 (f)(h)	69,390	1,017
Series 2003-G Class XA1, 1% 1/25/29 (h)	60,775	1,049
Series 2003-H Class XA1, 1% 1/25/29 (a)(h)	52,873	838
Permanent Financing PLC floater:
Series 3 Class 2C, 2.46% 6/10/42 (f)	2,900	2,915
Series 4:
Class 1B, 1.55% 6/10/42 (f)	1,955	1,954
Class 1M, 1.64% 6/10/42 (f)	1,545	1,542
Class 2C, 2.13% 6/10/42 (f)	6,790	6,788
Class 2M, 1.74% 6/10/42 (f)	1,620	1,620
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	8,674	8,988
Sequoia Mortgage Funding Trust Series 2003-A Class AX1, 0.8% 10/21/08 (a)(h)	240,444	2,573
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 1.5% 9/20/33 (f)	6,501	6,479
Series 2003-6 Class A2, 1.61% 11/20/33 (f)	13,655	13,638
Series 2003-7 Class A2, 1.8788% 1/20/34 (f)	16,321	16,306
Series 2004-2 Class A, 1.45% 3/20/34 (f)	6,577	6,558
Series 2004-3 Class A, 1.4% 5/20/34 (f)	16,311	16,205
Series 2004-4 Class A, 1.6081% 5/20/34 (f)	14,503	14,440
Series 2004-5 Class A3, 1.8625% 6/20/34 (f)	12,766	12,766
Series 2004-6 Class A3A, 2.1638% 6/20/35 (f)	9,842	9,842
Series 2003-8 Class X1, 0.8% 1/20/34 (f)(h)	315,248	2,933
Series 2004-1 Class X1, 0.8% 2/20/34 (h)	76,535	936
Washington Mutual Mortgage Securities Corp. sequential pay Series 2003-MS9 Class 2A1, 7.5% 12/25/33	2,002	2,114
TOTAL PRIVATE SPONSOR		263,293
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 2.3%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	$ 11,585	$ 12,197
Series 1993-206 Class KA, 6.5% 12/25/22	1,183	1,190
Series 1994-51 Class PH, 6.5% 1/25/23	392	392
Series 1994-63 Class PH, 7% 6/25/23	2,234	2,252
Fannie Mae guaranteed REMIC pass thru certificates:
Class 2004-29 Class JZ, 4.5% 5/25/19	4,262	4,253
planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	883	887
Series 2001-71 Class QD, 6% 4/25/15	13,775	13,850
Series 2003-16 Class PA, 4.5% 11/25/09	1,878	1,901
Series 2003-19 Class MJ, 4.25% 5/25/30	12,822	12,705
Series 2004-29 Class ZE, 4.5% 1/25/32	174	172
Series 2004-31 Class IA, 4.5% 6/25/10 (h)	7,296	516
Freddie Mac planned amortization class:
Series 1385 Class H, 6.5% 8/15/07	1,034	1,048
Series 2355 Class CD, 6.5% 6/15/30	553	558
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1215 Class H, 7.5% 3/15/07	1,861	1,890
Series 1714 Class H, 6.75% 5/15/23	1,576	1,587
Series 2322 Class HC, 6.5% 3/15/30	169	170
Series 2376 Class JC, 5.5% 2/15/14	5,031	5,055
Series 2420 Class BE, 6.5% 12/15/30	11,874	12,179
Series 2443 Class TD, 6.5% 10/15/30	10,880	11,184
Series 2489 Class PD, 6% 2/15/31	12,875	13,337
sequential pay Series 2458 Class VK, 6.5% 3/15/13	10,238	10,386
Series 2764 Class DZ, 5% 2/15/33	2,983	2,954
Series 2769 Class ZA, 5% 9/15/32	395	393
Series 2780:
Class KZ, 5% 4/15/32	594	593
Class ZJ, 4.5% 4/15/19	323	323
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
target amortization class Series 2794 Class ZL, 6% 10/15/31	$ 333	$ 332
Ginnie Mae guaranteed REMIC pass thru securities planned amortization class Series 2001-53 Class TA, 6% 12/20/30	2,993	3,032
TOTAL U.S. GOVERNMENT AGENCY		115,336
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $381,042)		378,629
Commercial Mortgage Securities - 9.6%

280 Park Avenue Trust floater Series 2001-280 Class X1, 1.018% 2/3/11 (a)(f)(h)	86,099	4,246
Asset Securitization Corp.:
sequential pay Series 1995-MD4 Class A1, 7.1% 8/13/29	3,405	3,564
Series 1997-D5 Class PS1, 1.7348% 2/14/43 (f)(h)	63,631	3,777
Banc of America Commercial Mortgage, Inc.:
Series 2002-2 Class XP, 2.0358% 7/11/43 (a)(f)(h)	48,377	3,546
Series 2003-1 Class XP1, 1.6734% 9/11/36 (a)(f)(h)	270,724	6,456
Series 2003-2 Class XP, 0.5863% 3/11/41 (a)(f)(h)	152,270	2,210
Series 2004-2 Class XP, 1.3154% 11/10/38 (f)(h)	43,410	2,170
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 1.6713% 9/8/14 (a)(f)	4,095	4,095
Series 2003-BBA2:
Class C, 1.85% 11/15/15 (a)(f)	1,070	1,075
Class D, 1.93% 11/15/15 (a)(f)	1,665	1,675
Class F, 2.28% 11/15/15 (a)(f)	1,190	1,200
Class H, 2.78% 11/15/15 (a)(f)	1,070	1,078
Class J, 3.33% 11/15/15 (a)(f)	1,105	1,122
Class K, 2.8103% 11/15/15 (a)(f)	995	1,005
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 2.03% 12/25/33 (a)(f)	17,108	17,138
Series 2004 2 Class M1, 1.97% 8/25/34 (a)(f)	1,995	1,995
Series 2004-1:
Class A, 1.66% 4/25/34 (a)(f)	7,510	7,505
Class B, 3.35% 4/25/34 (a)(f)	780	780
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Class M1, 2.01% 4/25/34 (a)(f)	$ 683	$ 682
Class M2, 2.65% 4/25/34 (a)(f)	585	585
Series 2004-2 Class M1, 1.82% 8/25/34 (a)(f)	6,180	6,180
Series 2004-1 Class IO, 1.25% 4/25/34 (a)(h)	79,697	5,342
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2004 BBA3 Class E, 2.15% 6/15/17 (a)(f)	9,160	9,160
Series 2004-HS2A:
Class E, 2.1113% 1/14/16 (a)(f)	1,725	1,733
Class F, 2.2613% 1/14/16 (a)(f)	1,125	1,130
Series 2002-TOP8 Class X2, 2.3375% 8/15/38 (a)(f)(h)	55,141	5,036
Series 2003-PWR2 Class X2, 0.8579% 5/11/39 (a)(f)(h)	108,249	3,025
Series 2003-T12 Class X2, 0.9245% 8/13/39 (a)(f)(h)	72,915	2,229
Chase Commercial Mortgage Securities Corp.:
floater Series 2000-FL1A Class B, 1.8131% 12/12/13 (a)(f)	3,123	3,112
sequential pay:
Series 1999-2 Class A1, 7.032% 1/15/32	3,598	3,870
Series 2000-3 Class A1, 7.093% 10/15/32	6,395	6,882
COMM:
floater:
Series 2000-FL3A Class C, 2.14% 11/15/12 (a)(f)	9,271	9,262
Series 2001-FL5A Class D, 2.63% 11/15/13 (a)(f)	6,536	6,535
Series 2002-FL6 Class G, 3.28% 6/14/14 (a)(f)	4,441	4,463
Series 2002-FL7:
Class D, 1.95% 11/15/14 (a)(f)	2,425	2,430
Class H, 3.63% 11/15/14 (a)(f)	6,613	6,583
Class MPP, 3.78% 11/15/14 (a)(f)	5,300	5,300
Series 2003-FL9 Class B, 1.88% 11/15/15 (a)(f)	18,040	18,085
Series 2004-LBN2 Class X2, 1.2764% 3/10/39 (a)(f)(h)	16,670	775
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	4,232	4,391
CS First Boston Mortgage Securities Corp.:
floater Series 2003-TF2A:
Class A2, 1.7% 11/15/14 (a)(f)	5,300	5,301
Class C, 1.93% 11/15/14 (a)(f)	1,095	1,100
Class E, 2.33% 11/15/14 (a)(f)	875	880
Class H, 3.28% 11/15/14 (a)(f)	1,080	1,086
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CS First Boston Mortgage Securities Corp.: - continued
Class K, 4.48% 11/15/14 (a)(f)	$ 1,620	$ 1,634
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	3,824	3,888
Series 2001-CK3 Class A2, 6.04% 6/15/34	6,500	6,780
Series 2001-CK6 Class AX, 0.645% 9/15/18 (h)	132,923	5,044
Series 2003-C3 Class ASP, 2.1423% 5/15/38 (a)(f)(h)	129,371	9,872
Series 2003-C4 Class ASP, 0.781% 8/15/36 (a)(f)(h)	88,340	1,829
Series 2003-C5 Class ASP, 1.0096% 12/15/36 (a)(f)(h)	92,155	3,190
Series 2004-C1 Class ASP, 1.2151% 1/15/37 (a)(f)(h)	81,775	3,575
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,165	3,417
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1A, 7.45% 6/10/33	4,764	5,007
EQI Financing Partnership I LP Series 1997-1 Class B, 7.37% 12/20/15 (a)	1,480	1,566
Equitable Life Assurance Society of the United States:
sequential pay Series 174 Class A1, 7.24% 5/15/06 (a)	5,000	5,325
Series 174 Class B1, 7.33% 5/15/06 (a)	1,500	1,600
First Union-Lehman Brothers Commercial Mortgage Trust sequential pay Series 1997-C2 Class A3, 6.65% 11/18/29	14,454	15,275
GE Capital Commercial Mortgage Corp. Series 2001-1 Class X1, 0.783% 5/15/33 (a)(f)(h)	82,945	3,380
GE Commercial Mortgage Corp. Series 2004-C1 Class X2, 1.3828% 11/10/38 (f)(h)	63,140	3,205
GGP Mall Properties Trust floater Series 2001-C1A Class A3 2.08% 2/15/14 (a)(f)	4,398	4,422
GMAC Commercial Mortgage Securities, Inc.:
sequential pay:
Series 1997-C2 Class A3, 6.566% 4/15/29	6,010	6,447
Series 1998-C2 Class A1, 6.15% 5/15/35	2,912	2,971
Series 2003-C2 Class X2, 0.3887% 5/10/40 (a)(f)(h)	267,968	2,807
Series 2003-C3 Class X2, 0.9846% 12/10/38 (a)(f)(h)	95,995	3,270
Greenwich Capital Commercial Funding Corp.:
Series 2002-C1 Class SWDB 5.857% 11/11/19 (a)	4,000	3,974
Series 2003-C1 Class XP, 2.4423% 7/5/35 (a)(f)(h)	65,340	5,752
Series 2003-C2 Class XP, 1.3367% 1/5/36 (a)(f)(h)	113,150	5,286
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II:
sequential pay Series 2003-C1 Class A2A, 3.59% 1/10/40	$ 8,695	$ 8,615
Series 2004-C1 Class X2, 1.1823% 10/10/28 (a)(f)(h)	65,725	2,546
Hilton Hotel Pool Trust sequential pay Series 2000-HLTA Class A1, 7.055% 10/3/15 (a)	3,290	3,590
Host Marriot Pool Trust sequential pay Series 1999-HMTA Class A, 6.98% 8/3/15 (a)	2,401	2,576
J.P. Morgan Chase Commercial Mortgage Securities Corp.:
Series 2002-C3 Class X2, 1.327% 7/12/35 (a)(f)(h)	40,613	1,929
Series 2003-CB7 Class X2, 1.0376% 1/12/38 (a)(f)(h)	94,075	3,418
Series 2003-LN1 Class X2, 0.9033% 10/15/37 (a)(f)(h)	137,460	4,252
Series 2004-C1 Class X2, 1.3156% 1/15/38 (a)(f)(h)	21,040	1,022
Series 2004-CB8 Class X2, 1.3852% 1/12/39 (a)(f)(h)	26,295	1,430
J.P. Morgan Commercial Mortgage Finance Corp. sequential pay Series 1997-C5 Class A2, 7.069% 9/15/29	715	718
LB-UBS Commercial Mortgage Trust:
sequential pay Series 2003-C3 Class A2, 3.086% 5/15/27	7,510	7,263
Series 2002-C4 Class XCP, 1.6961% 10/15/35 (a)(f)(h)	80,128	4,823
Series 2002-C7 Class XCP, 1.1897% 1/15/36 (a)(h)	84,649	3,345
Series 2003-C1 Class XCP, 1.6569% 12/15/36 (a)(f)(h)	36,287	1,961
Series 2004-C1 Class XCP, 1.2432% 1/15/36 (a)(f)(h)	65,178	3,117
Series 2004-C2 Class XCP, 1.4108% 3/1/36 (a)(h)	56,110	3,041
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2001-LLFA:
Class A, 1.4513% 8/16/13 (a)(f)	163	163
Class E, 1.8413% 8/16/13 (a)(f)	3,000	3,000
Merrill Lynch Mortgage Trust Series 2002-MW1 Class XP, 1.8571% 7/12/34 (a)(f)(h)	28,110	1,730
Morgan Stanley Capital I, Inc.:
sequential pay Series 1999-LIFE Class A1, 6.97% 4/15/33	3,698	3,969
Series 1997-RR:
Class B, 7.2979% 4/30/39 (a)(f)	5,081	5,304
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I, Inc.: - continued
Class C, 7.4279% 4/30/39 (a)(f)	$ 7,335	$ 7,855
Series 1999-1NYP Class F, 7.4888% 5/3/30 (a)(f)	9,251	9,605
Series 2003-IQ5 Class X2, 1.2328% 4/15/38 (a)(f)(h)	46,980	2,193
Series 2003-IQ6 Class X2, 0.7584% 12/15/41 (a)(f)(h)	77,110	2,554
Series 2004-TOP13, Class X2, 1.2193% 9/13/45 (a)(f)(h)	44,000	2,167
Morgan Stanley Dean Witter Capital I Trust:
floater Series 2002-XLF Class D, 2.26% 8/5/14 (a)(f)	8,068	8,108
Series 2003-HQ2 Class X2, 1.6838% 3/12/35 (a)(f)(h)	70,329	4,690
Series 2003-TOP9 Class X2, 1.6792% 11/13/36 (a)(f)(h)	51,740	3,457
Mortgage Capital Funding, Inc. sequential pay Series 1996-MC1 Class A2B, 7.9% 2/15/06	4,959	5,265
Nationslink Funding Corp. sequential pay Series 1999-2 Class A1C, 7.03% 6/20/31	3,876	4,115
Salomon Brothers Mortgage Securities VII, Inc. floater Series 2001-CDCA Class C, 2.18% 2/15/13 (a)(f)	6,000	5,995
STRIPs III Ltd./STRIPs III Corp. floater Series 2004-1A Class A, 1.7713% 3/24/18 (a)(f)	9,085	9,085
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A1, 6.537% 11/15/04 (a)	27,120	27,425
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	8,210	8,677
Wachovia Bank Commercial Mortgage Trust:
floater Series 2004-WHL3:
Class A2, 1.56% 3/15/14 (a)(f)	3,500	3,502
Class E, 1.88% 3/15/14 (a)(f)	2,190	2,200
Class F, 1.93% 3/15/14 (a)(f)	1,750	1,758
Class G, 2.16% 3/15/14 (a)(f)	875	879
Series 2003-C8 Class XP, 0.8675% 11/15/35 (a)(f)(h)	61,274	1,595
Series 2003-C9 Class XP, 0.8932% 12/15/35 (a)(f)(h)	40,855	1,147
Series 2004-C10 Class XP, 1.2065% 2/15/41 (a)(f)(h)	30,293	1,408
Series 2004-WHL3X Class 1A, 1.0663% 3/15/14 (a)(f)(h)	385,713	4,414
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $473,967)		475,216
Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (000s)	Value (000s)
Chilean Republic 5.625% 7/23/07	$ 4,225	$ 4,431
United Mexican States 4.625% 10/8/08	15,370	15,309
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $19,473)		19,740
Commercial Paper - 0.2%

Comcast Corp. 1.86% 9/22/04 (a) (Cost $9,973)	10,000	9,975
Fixed-Income Funds - 15.2%
	Shares
Fidelity Ultra-Short Central Fund (g) (Cost $750,759)	7,549,087	751,587
Cash Equivalents - 5.1%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (Cost $254,560)	$ 254,589	254,560
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $5,023,497)		5,037,132
NET OTHER ASSETS - (1.5)%		(73,803)
NET ASSETS - 100%		$ 4,963,329
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
381 Eurodollar 90 Day Index Contracts	Dec. 2004	$ 378,752	$ (15)
381 Eurodollar 90 Day Index Contracts	March 2005	378,371	(11)
496 Eurodollar 90 Day Index Contracts	June 2005	492,119	36
496 Eurodollar 90 Day Index Contracts	Sept. 2005	491,697	(14)
496 Eurodollar 90 Day Index Contracts	Dec. 2005	491,319	(69)
496 Eurodollar 90 Day Index Contracts	March 2006	491,040	(77)
496 Eurodollar 90 Day Index Contracts	June 2006	490,811	(89)
496 Eurodollar 90 Day Index Contracts	Sept. 2006	490,600	(351)
496 Eurodollar 90 Day Index Contracts	Dec. 2006	490,401	(351)
496 Eurodollar 90 Day Index Contracts	March 2007	490,228	(71)
496 Eurodollar 90 Day Index Contracts	June 2007	490,067	(920)
496 Eurodollar 90 Day Index Contracts	Sept. 2007	489,924	876
381 Eurodollar 90 Day Index Contracts	Dec. 2007	376,214	399
TOTAL EURODOLLAR CONTRACTS			(657)
Sold
Eurodollar Contracts
22 Eurodollar 90 Day Index Contracts	Sept. 2004	(21,893)	(9)
			$ (666)

Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap

Receive annually a fixed rate of .6% multiplied by the notional amount and pay to Lehman Brothers, Inc., upon each default event of one of the issues of Dow Jones CDX N.A. Investment Grade 2, par value of the proportional notional amount (e)

	Sept. 2009	$ 12,000	$ (11)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	3,800	0
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	6,200	(32)
Receive quarterly notional amount multiplied by .38% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	March 2009	2,350	(12)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,600	(12)
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of Consolidated Natural Gas Co., par value of the notional amount of Consolidated Natural Gas Co. 6.625% 12/1/08	July 2007	9,600	9
Receive quarterly notional amount multiplied by .5% and pay Merrill Lynch, Inc. upon default event of EnCana Corp., par value of the notional amount of EnCana Corp. 4.75% 10/15/13	June 2009	7,400	1
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	5,700	28
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap - continued

Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11

	March 2009	$ 4,000	$ 12
Receive quarterly notional amount multiplied by .565% and pay Morgan Stanley, Inc. upon default event of Walt Disney Co., par value of the notional amount of Walt Disney Co. 6.375% 3/1/12	March 2009	12,400	72
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon default event of Raytheon Co., par value of the notional amount of Raytheon Co. 6.55% 3/15/10	March 2009	7,500	21
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.12% 7/25/35	August 2007	2,030	26
Receive quarterly notional amount multiplied by .69% and pay Bank of America upon default event of Cox Communications, Inc., par value of the notional amount of Cox Communications, Inc. 7.75% 11/1/10	Sept. 2009	11,250	1
Receive quarterly notional amount multiplied by .75% and pay Lehman Brothers, Inc. upon default event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12	Sept. 2009	17,500	8
Receive quarterly notional amount multiplied by .98% and pay Bank of America upon default event of Sprint Capital Corp., par value of the notional amount of Sprint Capital Corp. 6.875% 11/15/28	June 2009	10,750	16
TOTAL CREDIT DEFAULT SWAP		117,080	127
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.849% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	August 2007	27,000	(463)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap - continued
Receive quarterly a fixed rate equal to 3.098% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2007	$ 72,410	$ (515)
Receive quarterly a fixed rate equal to 3.1422% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2007	16,650	(90)
TOTAL INTEREST RATE SWAP		116,060	(1,068)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Deutsche Bank	Feb. 2005	40,000	266
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	24,700	238
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	19,410	187
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	12,400	120
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	28,000	284
TOTAL RETURN SWAP		124,510	1,095
		$ 357,650	$ 154
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $553,119,000 or 11.1% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $6,768,000.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $1,217,000.
(e) Dow Jones CDX N.A. Investment Grade 2 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $5,016,972,000. Net unrealized appreciation aggregated $20,160,000, of which $42,093,000 related to appreciated investment securities and $21,933,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Inflation-Protected Bond Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Inflation-Protected Bond Fund

AIFB-QTLY-0904

1.804848.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 96.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25 (a)	$ 72,203,040	$ 71,496,590
3.625% 4/15/28	164,002,282	198,661,615
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13	148,954,180	148,228,596
2% 1/15/14	165,761,640	166,145,191
3% 7/15/12	360,149,025	391,250,012
3.375% 1/15/12	20,550,061	22,870,490
3.5% 1/15/11	191,368,040	213,393,914
4.25% 1/15/10	120,240,180	138,100,096
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,336,644,756)		1,350,146,504
Fixed-Income Funds - 8.2%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $114,999,996)	1,157,166	115,207,447
Cash Equivalents - 0.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (Cost $12,236,000)	$ 12,237,394	12,236,000
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $1,463,880,752)		1,477,589,951
NET OTHER ASSETS - (5.6)%		(78,449,888)
NET ASSETS - 100%		$ 1,399,140,063
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,471,428,570. Net unrealized appreciation aggregated $6,161,381, of which $21,294,021 related to appreciated investment securities and $15,132,640 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Investment Grade Bond Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2004

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

AIGB-QTLY-0904

1.804863.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 25.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.3%
DaimlerChrysler NA Holding Corp.:
4.05% 6/4/08	$ 3,815	$ 3,780
4.75% 1/15/08	15,985	16,256
		20,036
Automobiles - 0.1%
General Motors Corp. 7.2% 1/15/11	8,600	8,990
Media - 2.1%
AOL Time Warner, Inc.:
6.875% 5/1/12	6,060	6,604
7.625% 4/15/31	14,695	16,167
7.7% 5/1/32	2,000	2,222
British Sky Broadcasting Group PLC (BSkyB) yankee 8.2% 7/15/09	11,200	12,960
Comcast Cable Communications, Inc. 6.875% 6/15/09	6,275	6,884
Cox Communications, Inc.:
4.625% 6/1/13	9,110	8,479
7.125% 10/1/12	11,035	12,169
7.75% 8/15/06	2,500	2,715
7.75% 11/1/10	9,500	10,841
Liberty Media Corp. 8.25% 2/1/30	7,595	8,544
News America Holdings, Inc.:
7.75% 12/1/45	4,000	4,630
8% 10/17/16	1,000	1,196
TCI Communications, Inc. 9.8% 2/1/12	8,000	10,121
Viacom, Inc. 7.7% 7/30/10	19,615	22,502
		126,034
Multiline Retail - 0.1%
The May Department Stores Co. 3.95% 7/15/07 (a)	3,190	3,190
Specialty Retail - 0.1%
Boise Cascade Corp. 7.5% 2/1/08	3,650	4,040
TOTAL CONSUMER DISCRETIONARY		162,290
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.1%
Safeway, Inc. 6.5% 3/1/11	8,000	8,547
Food Products - 0.1%
Kraft Foods, Inc. 5.25% 6/1/07	4,120	4,297
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.4%
Altria Group, Inc. 7% 11/4/13	$ 17,905	$ 18,483
Philip Morris Companies, Inc. 7% 7/15/05	3,350	3,465
		21,948
TOTAL CONSUMER STAPLES		34,792
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
Cooper Cameron Corp. 2.65% 4/15/07	6,715	6,543
Oil & Gas - 0.9%
Amerada Hess Corp.:
6.65% 8/15/11	1,525	1,635
7.125% 3/15/33	3,945	4,020
7.375% 10/1/09	3,475	3,805
Anadarko Petroleum Corp. 5% 10/1/12	6,900	6,858
Duke Energy Field Services LLC 7.875% 8/16/10	8,000	9,214
EnCana Corp. 6.5% 8/15/34	2,950	2,956
Louis Dreyfus Natural Gas Corp. 6.875% 12/1/07	4,700	5,057
Ras Laffan Liquid Natural Gas Co. Ltd. yankee 8.294% 3/15/14 (a)	6,400	7,264
Williams Companies, Inc.:
7.125% 9/1/11	9,690	10,078
7.5% 1/15/31	1,270	1,194
		52,081
TOTAL ENERGY		58,624
FINANCIALS - 14.0%
Capital Markets - 1.4%
Amvescap PLC:
5.9% 1/15/07	940	995
yankee 6.6% 5/15/05	10,725	11,027
Bank of New York Co., Inc.:
3.4% 3/15/13 (d)	5,100	4,934
4.25% 9/4/12 (d)	5,730	5,741
Credit Suisse First Boston (USA), Inc. 4.7% 6/1/09	8,365	8,461
Goldman Sachs Group, Inc.:
5.7% 9/1/12	6,615	6,780
6.6% 1/15/12	12,750	13,864
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley:
4.75% 4/1/14	$ 24,180	$ 22,586
6.6% 4/1/12	6,970	7,570
		81,958
Commercial Banks - 1.7%
Bank One Corp. 5.25% 1/30/13	13,775	13,691
Corporacion Andina de Fomento 5.2% 5/21/13	3,910	3,824
Export-Import Bank of Korea:
4.125% 2/10/09 (a)	2,920	2,855
5.25% 2/10/14 (a)	10,965	10,672
Korea Development Bank:
3.875% 3/2/09	11,200	10,849
4.75% 7/20/09	5,805	5,800
5.75% 9/10/13	20,580	20,861
PNC Funding Corp. 5.25% 11/15/15	5,960	5,811
Popular North America, Inc. 6.125% 10/15/06	5,270	5,563
US Bank NA, Minneapolis 6.3% 2/4/14	5,960	6,425
Wachovia Corp. 4.875% 2/15/14	11,000	10,614
Wells Fargo Bank NA, San Francisco 7.55% 6/21/10	2,900	3,359
		100,324
Consumer Finance - 3.4%
American General Finance Corp.:
2.75% 6/15/08	430	409
4% 3/15/11	13,030	12,491
4.625% 5/15/09	13,100	13,215
Capital One Bank:
4.875% 5/15/08	8,240	8,393
6.5% 6/13/13	8,775	9,167
Ford Motor Credit Co.:
6.5% 1/25/07	11,890	12,539
7% 10/1/13	8,600	8,754
7.375% 10/28/09	25,665	27,536
General Electric Capital Corp.:
6% 6/15/12	4,600	4,911
6.125% 2/22/11	21,400	23,065
General Motors Acceptance Corp.:
6.125% 2/1/07	840	879
6.125% 8/28/07	840	880
6.875% 9/15/11	18,455	18,945
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Household Finance Corp.:
6.375% 10/15/11	$ 20,020	$ 21,578
6.375% 11/27/12	6,035	6,479
6.75% 5/15/11	9,235	10,173
7% 5/15/12	7,166	7,986
MBNA America Bank NA 4.625% 8/3/09	5,000	5,014
MBNA Corp. 7.5% 3/15/12	7,730	8,745
		201,159
Diversified Financial Services - 5.0%
Ameritech Capital Funding Corp. euro 6.25% 5/18/09	4,185	4,468
Bellsouth Capital Funding Corp. 7.875% 2/15/30	3,210	3,736
Cadbury Schweppes U.S. Finance LLC:
3.875% 10/1/08 (a)	6,685	6,598
5.125% 10/1/13 (a)	4,725	4,659
Citigroup, Inc.:
5.625% 8/27/12	5,960	6,197
7.25% 10/1/10	9,900	11,252
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	1,105	999
Deutsche Telekom International Finance BV:
5.25% 7/22/13	6,280	6,220
8.25% 6/15/05	2,035	2,134
8.5% 6/15/10	3,725	4,393
8.75% 6/15/30	18,985	23,583
EnCana Holdings Finance Corp. 5.8% 5/1/14	4,530	4,653
Hutchison Whampoa International (03/13) Ltd. 6.5% 2/13/13 (a)	3,075	3,106
Hutchison Whampoa International (03/33) Ltd.:
6.25% 1/24/14 (a)	15,035	14,797
7.45% 11/24/33 (a)	4,500	4,372
International Lease Finance Corp. 4.375% 11/1/09	4,425	4,384
J.P. Morgan Chase & Co. 4.875% 3/15/14	9,405	8,998
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (a)	16,040	16,002
NiSource Finance Corp. 7.875% 11/15/10	7,020	8,130
Pemex Project Funding Master Trust:
6.125% 8/15/08	9,000	9,315
7.375% 12/15/14	27,060	28,345
Petronas Capital Ltd. 7% 5/22/12 (a)	26,925	29,787
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
Sprint Capital Corp.:
6.125% 11/15/08	$ 7,800	$ 8,263
8.375% 3/15/12	12,800	14,997
Telecom Italia Capital 4% 11/15/08 (a)	12,400	12,255
Tyco International Group SA yankee:
5.875% 11/1/04	3,000	3,026
6.375% 10/15/11	4,000	4,298
6.75% 2/15/11	20,675	22,670
Verizon Global Funding Corp.:
7.25% 12/1/10	11,000	12,387
7.375% 9/1/12	11,080	12,616
		296,640
Insurance - 0.4%
Aegon NV 4.75% 6/1/13	13,000	12,491
Assurant, Inc. 5.625% 2/15/14	4,265	4,246
Travelers Property Casualty Corp.:
5% 3/15/13	3,170	3,082
6.375% 3/15/33	4,075	4,024
		23,843
Real Estate - 1.3%
Boston Properties, Inc. 6.25% 1/15/13	10,300	10,883
Camden Property Trust:
5.875% 6/1/07	3,920	4,133
5.875% 11/30/12	6,435	6,578
CarrAmerica Realty Corp. 5.25% 11/30/07	7,035	7,389
CenterPoint Properties Trust 5.75% 8/15/09	5,030	5,312
Dominion Resources, Inc. 6.75% 12/15/32	1,000	1,027
EOP Operating LP:
4.75% 3/15/14	11,300	10,542
7.75% 11/15/07	2,425	2,698
Gables Realty LP:
5.75% 7/15/07	8,040	8,442
6.8% 3/15/05	1,120	1,145
Healthcare Realty Trust, Inc. 5.125% 4/1/14	8,535	8,032
Regency Centers LP 6.75% 1/15/12	7,380	8,026
		74,207
Thrifts & Mortgage Finance - 0.8%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,370	1,327
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Countrywide Home Loans, Inc.: - continued
4% 3/22/11	$ 14,235	$ 13,424
5.625% 5/15/07	5,500	5,775
H.F. Ahmanson & Co. 7.875% 9/1/04	2,600	2,611
Independence Community Bank Corp. 3.75% 4/1/14 (d)	5,390	5,158
Washington Mutual Bank 6.875% 6/15/11	4,900	5,414
Washington Mutual, Inc.:
4.375% 1/15/08	6,300	6,393
4.625% 4/1/14	7,910	7,301
		47,403
TOTAL FINANCIALS		825,534
INDUSTRIALS - 0.9%
Aerospace & Defense - 0.6%
Bombardier, Inc.:
6.3% 5/1/14 (a)	12,265	10,587
7.45% 5/1/34 (a)	180	153
Raytheon Co.:
5.5% 11/15/12	13,415	13,727
6.15% 11/1/08	8,000	8,593
		33,060
Commercial Services & Supplies - 0.1%
Boise Cascade Office Products Corp. 7.05% 5/15/05	7,455	7,688
Road & Rail - 0.2%
CSX Corp.:
6.75% 3/15/11	9,000	9,827
7.95% 5/1/27	4,000	4,673
		14,500
TOTAL INDUSTRIALS		55,248
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.6%
Motorola, Inc.:
6.5% 11/15/28	9,300	9,226
6.75% 2/1/06	3,000	3,172
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola, Inc.: - continued
7.625% 11/15/10	$ 6,000	$ 6,830
8% 11/1/11	13,535	15,711
		34,939
MATERIALS - 0.6%
Containers & Packaging - 0.1%
Sealed Air Corp.:
5.625% 7/15/13 (a)	1,945	1,938
6.875% 7/15/33 (a)	4,070	4,155
		6,093
Metals & Mining - 0.1%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (a)	3,460	3,720
Falconbridge Ltd. yankee 7.35% 6/5/12	3,095	3,408
		7,128
Paper & Forest Products - 0.4%
International Paper Co.:
4.25% 1/15/09	2,090	2,063
5.5% 1/15/14	5,245	5,207
Weyerhaeuser Co.:
5.25% 12/15/09	3,465	3,551
6.75% 3/15/12	6,370	6,964
7.375% 3/15/32	5,060	5,585
		23,370
TOTAL MATERIALS		36,591
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.1%
BellSouth Corp. 6.55% 6/15/34	28,300	28,576
British Telecommunications PLC:
8.375% 12/15/10	12,619	14,873
8.875% 12/15/30	3,280	4,130
France Telecom SA 8.75% 3/1/11	15,880	18,528
Koninklijke KPN NV yankee 8% 10/1/10	17,000	19,775
KT Corp. 5.875% 6/24/14 (a)	5,295	5,330
SBC Communications, Inc. 5.875% 2/1/12	1,000	1,041
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Europe BV 7.75% 9/15/10	$ 10,700	$ 12,363
TELUS Corp. yankee 7.5% 6/1/07	15,105	16,488
		121,104
Wireless Telecommunication Services - 0.7%
America Movil SA de CV:
4.125% 3/1/09 (a)	5,875	5,597
5.5% 3/1/14 (a)	13,390	12,531
AT&T Wireless Services, Inc.:
7.875% 3/1/11	5,035	5,787
8.75% 3/1/31	9,740	12,123
Cingular Wireless LLC 7.125% 12/15/31	6,488	6,890
		42,928
TOTAL TELECOMMUNICATION SERVICES		164,032
UTILITIES - 2.4%
Electric Utilities - 1.6%
Cleveland Electric Illuminating Co. 5.65% 12/15/13 (a)	7,100	7,076
DTE Energy Co. 7.05% 6/1/11	5,030	5,511
Duke Capital LLC 6.75% 2/15/32	5,365	5,375
Exelon Generation Co. LLC 5.35% 1/15/14	10,000	9,828
FirstEnergy Corp.:
5.5% 11/15/06	4,260	4,433
6.45% 11/15/11	3,305	3,496
Illinois Power Co. 7.5% 6/15/09	5,000	5,525
MidAmerican Energy Holdings, Inc.:
4.625% 10/1/07	3,965	4,022
5.875% 10/1/12	2,650	2,720
Oncor Electric Delivery Co. 6.375% 5/1/12	10,150	10,978
Pacific Gas & Electric Co.:
4.2% 3/1/11	2,010	1,941
4.8% 3/1/14	2,670	2,569
6.05% 3/1/34	9,655	9,301
Public Service Co. of Colorado:
5.5% 4/1/14	7,500	7,665
7.875% 10/1/12	5,630	6,705
Southern California Edison Co.:
4.65% 4/1/15	700	662
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Southern California Edison Co.: - continued
5% 1/15/14	$ 585	$ 578
Southwestern Public Service Co. 5.125% 11/1/06	5,000	5,171
		93,556
Gas Utilities - 0.2%
Consolidated Natural Gas Co. 6.85% 4/15/11	1,535	1,692
Texas Eastern Transmission Corp.:
5.25% 7/15/07	2,040	2,113
7.3% 12/1/10	4,480	5,043
		8,848
Multi-Utilities & Unregulated Power - 0.6%
Constellation Energy Group, Inc.:
6.35% 4/1/07	6,915	7,377
7% 4/1/12	4,485	4,937
Dominion Resources, Inc.:
6.25% 6/30/12	10,625	11,216
8.125% 6/15/10	11,805	13,746
		37,276
TOTAL UTILITIES		139,680
TOTAL NONCONVERTIBLE BONDS (Cost $1,467,141)		1,511,730
U.S. Government and Government Agency Obligations - 15.9%

U.S. Government Agency Obligations - 4.1%
Fannie Mae:
4.375% 7/17/13	20,950	19,841
4.625% 10/15/13	50,000	48,832
5.25% 8/1/12	2,280	2,310
5.5% 7/18/12	34,500	34,953
6% 5/15/11	7,555	8,182
6.125% 3/15/12	22,972	25,033
6.25% 2/1/11	7,655	8,290
6.25% 3/22/12	19,683	20,135
Financing Corp. - coupon STRIPS 0% 3/7/05	11,375	11,243
Freddie Mac:
4.5% 1/15/14	25,300	24,420
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.25% 11/5/12	$ 5,610	$ 5,572
5.875% 3/21/11	29,045	30,866
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		239,677
U.S. Treasury Obligations - 11.8%
U.S. Treasury Bonds:
6.125% 11/15/27	22,900	25,439
6.125% 8/15/29	129,651	144,586
6.375% 8/15/27	30,445	34,823
8% 11/15/21	31,000	41,105
9.875% 11/15/15	6,825	9,922
11.25% 2/15/15	21,590	33,586
U.S. Treasury Notes:
2.375% 8/15/06	133,005	132,153
3.125% 5/15/07	50,000	50,156
3.375% 12/15/08	5,200	5,163
4% 11/15/12 (c)	188,820	184,749
5% 8/15/11	5,312	5,592
6.5% 2/15/10	27,000	30,562
TOTAL U.S. TREASURY OBLIGATIONS		697,836
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $941,918)		937,513
U.S. Government Agency - Mortgage Securities - 34.0%

Fannie Mae - 32.3%
4% 8/1/19 (b)	34,683	33,274
4.5% 8/1/19 (b)	208,070	204,624
4.5% 7/1/33 to 12/1/33 (b)	63,245	59,805
5% 12/1/17	2,347	2,369
5% 8/1/34 (b)	354,321	345,574
5.5% 2/1/11 to 11/1/33	121,419	122,760
5.5% 8/1/34 (b)	579,092	580,898
6% 1/1/13 to 6/1/32	9,424	9,804
6% 8/1/34 (b)	9,075	9,313
6.5% 3/1/06 to 4/1/33	180,087	188,567
6.5% 8/1/19 to 8/1/34 (b)	82,978	86,989
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
7% 7/1/22 to 1/1/34 (b)	$ 243,094	$ 257,555
7.5% 6/1/25 to 8/1/29	6,041	6,481
9.5% 1/1/17 to 2/1/25	544	615
12.5% 1/1/15 to 7/1/15	11	13
TOTAL FANNIE MAE		1,908,641
Freddie Mac - 0.0%
8.5% 9/1/22 to 9/1/27	833	913
Government National Mortgage Association - 1.7%
5.5% 12/15/32 to 5/15/34	17,807	17,947
6% 10/15/08 to 10/15/30	13,278	13,724
6% 8/1/34 (b)	7,427	7,638
6.5% 3/15/26 to 2/15/33	5,956	6,243
7% 8/15/23 to 12/15/32	43,073	45,786
7% 8/1/34 (b)	3,387	3,598
7.5% 10/15/05 to 8/15/28	2,706	2,919
8% 9/15/24 to 5/15/32	501	548
8.5% 1/15/31	34	37
9% 4/15/23	8	8
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		98,448
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $2,001,884)		2,008,002
Asset-Backed Securities - 6.1%

ACE Securities Corp.:
Series 2003-FM1 Class M2, 3.3% 11/25/32 (d)	3,646	3,713
Series 2004-HE1:
Class M1, 1.95% 2/25/34 (d)	2,300	2,300
Class M2, 2.55% 2/25/34 (d)	2,600	2,601
American Express Credit Account Trust Series 2004-C Class C, 1.88% 2/15/12 (a)(d)	28,600	28,618
Ameriquest Mortgage Securities, Inc. Series 2004-R2:
Class M1, 1.88% 4/25/34 (d)	1,290	1,290
Class M2, 1.93% 4/25/34 (d)	1,000	1,000
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class A2, 1.76% 4/15/33 (d)	5,963	5,971
Series 2003-HE7 Class A3, 1.74% 12/15/33 (d)	10,235	10,258
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Bank One Issuance Trust Series 2002-C1 Class C1, 2.34% 12/15/09 (d)	$ 8,010	$ 8,117
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 1.9119% 2/28/44 (d)	9,240	9,263
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 2.06% 7/15/08 (d)	8,570	8,611
Series 2003-B1 Class B1, 2.55% 2/17/09 (d)	13,465	13,674
Series 2003-B2 Class B2, 3.5% 2/17/09	7,080	7,119
Series 2003-B4 Class B4, 2.18% 7/15/11 (d)	6,635	6,755
CDC Mortgage Capital Trust Series 2003-HE2 Class M2, 3.35% 10/25/33 (d)	3,150	3,243
Chase Credit Card Owner Trust Series 2004-1 Class B, 1.58% 5/15/09 (d)	4,365	4,365
Chase Manhattan Auto Owner Trust Series 2001-A Class CTFS, 5.06% 2/15/08	700	708
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 2.25% 10/15/07 (d)	15,800	15,842
Series 2002-B1 Class B1, 1.9% 6/25/09 (d)	9,430	9,456
Series 2003-C1 Class C1, 2.24% 4/7/10 (d)	5,790	5,922
Countrywide Home Loans, Inc.:
Series 2004-2 Class M1, 1.95% 5/25/34 (d)	5,450	5,450
Series 2004-3 Class M1, 1.95% 6/25/34 (d)	1,525	1,527
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 2.13% 11/25/33 (d)	1,400	1,412
Class M2, 3.2% 11/25/33 (d)	700	715
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 2% 3/25/34 (d)	425	425
Class M4, 2.35% 3/25/34 (d)	325	325
Class M6, 2.7% 3/25/34 (d)	400	397
Ford Credit Auto Owner Trust:
Series 2001-B Class B, 5.71% 9/15/05	2,495	2,499
Series 2001-C Class B, 5.54% 12/15/05	4,400	4,407
GSAMP Trust Series 2004-FM2:
Class M1, 1.95% 1/25/34 (d)	3,500	3,500
Class M2, 2.55% 1/25/34 (d)	1,600	1,600
Class M3, 2.75% 1/25/34 (d)	1,600	1,600
Home Equity Asset Trust:
Series 2003-2:
Class A2, 1.83% 8/25/33 (d)	1,295	1,299
Class M1, 2.33% 8/25/33 (d)	2,915	2,953
Series 2003-4:
Class M1, 2.25% 10/25/33 (d)	4,025	4,064
Class M2, 3.35% 10/25/33 (d)	4,765	4,855
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Home Equity Asset Trust NIMS Trust:
Series 2002-4N Class A, 8% 5/27/33 (a)	$ 487	$ 488
Series 2003-2N Class A, 8% 9/27/33 (a)	1,124	1,129
Series 2003-5N Class A, 7.5% 1/27/34 (a)	477	480
Household Home Equity Loan Trust Series 2002-2 Class A, 1.72% 4/20/32 (d)	4,601	4,610
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class C, 4.13% 11/20/37 (a)	11,400	10,203
Long Beach Mortgage Loan Trust Series 2003-3 Class M2, 3.3% 7/25/33 (d)	4,800	4,926
MBNA Credit Card Master Note Trust:
Series 2001-B2 Class B2, 1.74% 1/15/09 (d)	33,400	33,520
Series 2003-B2 Class B2, 1.77% 10/15/10 (d)	1,530	1,538
Series 2003-B3 Class B3, 1.755% 1/18/11 (d)	7,085	7,103
Series 2003-B5 Class B5, 1.75% 2/15/11 (d)	10,335	10,410
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 1.95% 7/25/34 (d)	2,225	2,225
Class M2, 2% 7/25/34 (d)	400	400
Class M3, 2.4% 7/25/34 (d)	825	825
Class M4, 2.55% 7/25/34 (d)	550	550
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 2.55% 12/27/32 (d)	1,945	1,977
Series 2003-HE1 Class M2, 3.35% 5/25/33 (d)	5,560	5,663
Series 2003-NC8 Class M1, 2.15% 9/25/33 (d)	2,600	2,613
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 2.45% 1/25/32 (d)	5,135	5,217
Series 2002-NC1 Class M1, 2.25% 2/25/32 (a)(d)	3,680	3,716
Series 2002-NC3 Class M1, 2.17% 8/25/32 (d)	1,585	1,600
Series 2003-NC2 Class M2, 3.45% 2/25/33 (d)	2,855	2,924
Series 2003-NC2N Class NOTE, 9.5% 12/25/32 (a)	228	229
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/24/10 (a)(f)	8,640	3,524
New Century Home Equity Loan Trust Series 2003-2 Class A2, 1.88% 1/25/33 (d)	4,798	4,807
Nissan Auto Lease Trust Series 2003-A Class A3B, 2.57% 6/15/09	10,500	10,446
NovaStar Home Equity Loan Series 2004-1:
Class M1, 1.9% 6/25/34 (d)	1,500	1,501
Class M4, 2.425% 6/25/34 (d)	2,520	2,524
Sears Credit Account Master Trust II:
Series 2000-2 Class A, 6.75% 9/16/09	7,720	8,068
Series 2002-4 Class A, 1.51% 8/18/09 (d)	10,400	10,412
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
SLM Private Credit Student Loan Trust Series 2004-A Class C, 2.47% 6/15/33 (d)	$ 5,136	$ 5,161
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 1.83% 3/15/11 (a)(d)	9,340	9,347
WFS Financial 2004-3 Owner Trust Class 2004 3 Series A3, 3.3% 3/17/09	13,100	13,100
TOTAL ASSET-BACKED SECURITIES (Cost $354,996)		357,090
Collateralized Mortgage Obligations - 3.9%

Private Sponsor - 2.9%
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3875% 12/25/33 (d)	3,054	3,056
Class 2A1, 4.2187% 12/25/33 (d)	7,894	7,803
Series 2003-L Class 2A1, 4.0362% 1/25/34 (d)	14,834	14,718
Series 2004-B:
Class 1A1, 3.4463% 3/25/34 (d)	6,096	6,074
Class 2A2, 4.16% 3/25/34 (d)	5,233	5,203
Series 2004-C Class 1A1, 3.4381% 4/25/34 (d)	11,091	10,968
Series 2004-D:
Class 1A1, 3.6061% 5/25/34 (d)	12,470	12,334
Class 2A2, 4.2274% 5/25/34 (d)	13,467	13,266
Series 2004-G Class 2A7, 4.6636% 8/25/34 (d)	12,200	12,200
CS First Boston Mortgage Securities Corp. floater:
Series 2004-AR3 Class 6A2, 1.82% 3/25/34 (d)	4,994	5,005
Series 2004-AR6 Class 9A2, 1.82% 7/25/34 (d)	7,253	7,253
Master Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	1,992	2,061
Master Seasoned Securitization Trust Series 2004 1 Class 1A1, 6.343% 10/25/17 (b)	11,205	11,569
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	6,280	6,507
Series 2004-SL2 Class A1, 6.5% 11/25/16	2,438	2,521
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B:
Class B3, 2.9131% 7/10/35 (a)(d)	9,045	9,184
Class B4, 3.1131% 7/10/35 (a)(d)	6,882	6,987
Class B5, 3.7131% 7/10/35 (a)(d)	6,489	6,585
Class B6, 4.2131% 7/10/35 (a)(d)	2,949	3,001
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Residential Finance LP/Residential Finance Development Corp. floater: - continued
Series 2003-CB1:
Class B3, 2.8131% 6/10/35 (a)(d)	$ 3,153	$ 3,201
Class B4, 3.0131% 6/10/35 (a)(d)	2,821	2,863
Class B5, 3.6131% 6/10/35 (a)(d)	1,926	1,961
Class B6, 4.1131% 6/10/35 (a)(d)	1,144	1,165
Series 2004-A Class B4, 2.5631% 2/10/36 (a)(d)	5,973	6,007
Series 2004-B:
Class B4, 2.4631% 2/10/36 (a)(d)	1,596	1,596
Class B5, 2.9131% 2/10/36 (a)(d)	1,097	1,097
Class B6, 3.3631% 2/10/36 (a)(d)	299	299
Washington Mutual Mortgage Securities Corp. sequential pay:
Series 2003-MS9 Class 2A1, 7.5% 12/25/33	2,106	2,224
Series 2004-RA2 Class 2A, 7% 7/25/33	4,520	4,681
TOTAL PRIVATE SPONSOR		171,389
U.S. Government Agency - 1.0%
Fannie Mae:
planned amortization class Series 1994-81 Class PJ, 8% 7/25/23	4,704	4,749
sequential pay Series 1999-10 Class MZ, 6.5% 9/17/38	13,994	14,710
Fannie Mae guaranteed REMIC pass thru certificates planned amortization class:
Series 2001-53 Class OH, 6.5% 6/25/30	392	394
Series 2003-73 Class GA, 3.5% 5/25/31	9,507	9,137
Freddie Mac planned amortization class Series 2355 Class CD, 6.5% 6/15/30	527	530
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class Series 1669 Class H, 6.5% 7/15/23	10,122	10,480
sequential pay Series 2750 Class ZT, 5% 2/15/34	7,127	5,758
Series 2749 Class MZ, 5% 2/15/24	1,150	1,150
Series 2764:
Class ZA, 5% 10/15/32	208	207
Class ZB, 5% 3/15/33	913	914
Class ZC, 4.5% 3/15/19	328	328
Series 2769 Class ZA, 5% 9/15/32	413	412
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed Multi-family pass thru securities sequential pay Series 2002-35 Class C, 5.8704% 10/16/23 (d)	$ 1,490	$ 1,574
Ginnie Mae guaranteed REMIC pass thru securities sequential pay Series 2003-59 Class D, 3.654% 10/16/27	11,780	10,943
TOTAL U.S. GOVERNMENT AGENCY		61,286
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $233,791)		232,675
Commercial Mortgage Securities - 3.1%

Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 1.66% 4/25/34 (a)(d)	7,900	7,895
Class B, 3.35% 4/25/34 (a)(d)	878	877
Class M1, 2.01% 4/25/34 (a)(d)	683	682
Class M2, 2.65% 4/25/34 (a)(d)	683	682
Series 2004-2 Class M1, 1.82% 8/25/34 (a)(d)	7,238	7,238
Bear Stearns Commercial Mortgage Securities, Inc.:
floater:
Series 2003-BA1A Class A1, 1.4913% 4/14/15 (a)(d)	13,665	13,663
Series 2004-ESA Class A2, 1.67% 5/14/16 (a)(d)	6,625	6,628
sequential pay Series 2004-ESA Class A3, 4.741% 5/14/16 (a)	3,400	3,439
Series 2004-ESA:
Class B, 4.888% 5/14/16 (a)	5,195	5,230
Class C, 4.937% 5/14/16 (a)	3,370	3,395
Class D, 4.986% 5/14/16 (a)	1,405	1,414
Class E, 5.064% 5/14/16 (a)	4,375	4,397
Class F, 5.182% 5/14/16 (a)	1,050	1,060
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A2, 6.4842% 2/12/16 (a)(d)	3,810	4,130
COMM floater Series 2002-FL7 Class A2, 1.73% 11/15/14 (a)(d)	6,336	6,337
Commercial Resecuritization Trust sequential pay Series 1999-ABC1 Class A, 6.74% 1/27/09 (a)	4,425	4,592
CS First Boston Mortgage Securities Corp.:
sequential pay Series 2000-C1 Class A2, 7.545% 4/15/62	3,700	4,210
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
CS First Boston Mortgage Securities Corp.: - continued
Series 1997-C2 Class D, 7.27% 1/17/35	$ 2,775	$ 3,067
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 6/15/31	3,045	3,287
DLJ Commercial Mortgage Corp. sequential pay Series 2000-CF1 Class A1B, 7.62% 6/10/33	10,000	11,416
Equitable Life Assurance Society of the United States Series 174:
Class B1, 7.33% 5/15/06 (a)	4,900	5,227
Class C1, 7.52% 5/15/06 (a)	3,500	3,739
Ginnie Mae guaranteed REMIC pass thru securities:
sequential pay:
Series 2002-83 Class B, 4.6951% 12/16/24	4,590	4,585
Series 2003-22 Class B, 3.963% 5/16/32	7,715	7,452
Series 2003-36 Class C, 4.254% 2/16/31	6,373	6,197
Series 2003-47 Class C, 4.227% 10/16/27	11,493	11,182
Series 2003-47 Class XA, 0.2454% 6/16/43 (d)(f)	35,944	1,825
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (a)	5,960	6,464
Series 2003-C1 Class A2A, 3.59% 1/10/40	5,945	5,891
Series 1998-GLII Class E, 7.1905% 4/13/31 (d)	1,220	1,280
Thirteen Affiliates of General Growth Properties, Inc. sequential pay Series 1 Class A2, 6.602% 11/15/07 (a)	9,000	9,633
Trizechahn Office Properties Trust Series 2001-TZHA Class E3, 7.253% 3/15/13 (a)	6,100	6,447
Wachovia Bank Commercial Mortgage Trust sequential pay Series 2003-C8 Class A3, 4.445% 11/15/35	17,105	16,851
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $179,466)		180,412
Foreign Government and Government Agency Obligations - 1.4%

Chilean Republic 7.125% 1/11/12	12,070	13,564
Hong Kong Gov Spl Admin Reg 5.125% 8/1/14 (a)	21,405	21,271
South African Republic 6.5% 6/2/14	4,795	4,915
State of Israel 4.625% 6/15/13	1,855	1,737
United Mexican States:
4.625% 10/8/08	23,395	23,301
Foreign Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
United Mexican States: - continued
5.875% 1/15/14	$ 10,000	$ 9,800
7.5% 1/14/12	9,800	10,780
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $83,068)		85,368
Supranational Obligations - 0.1%

Corporacion Andina de Fomento 6.875% 3/15/12 (Cost $4,378)	4,425	4,849
Fixed-Income Funds - 11.4%
	Shares
Fidelity Ultra-Short Central Fund (e) (Cost $671,000)	6,736,103	670,646
Cash Equivalents - 19.7%
	Maturity Amount (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at:
1.31%, dated 7/30/04 due 8/2/04) (g)	$ 2,770	2,770
1.37%, dated 7/30/04 due 8/2/04) (g)	1,160,407	1,160,275
TOTAL CASH EQUIVALENTS (Cost $1,163,045)		1,163,045
TOTAL INVESTMENT PORTFOLIO - 121.2% (Cost $7,100,687)		7,151,330
NET OTHER ASSETS - (21.2)%		(1,252,827)
NET ASSETS - 100%		$ 5,898,503
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swap
Receive quarterly notional amount multilpied by .43% and pay Bank of America upon default event of Apache Corp., par value of the notional amount of Apache Corp. 6.25% 4/15/12	Sept. 2014	$ 6,800	$ (3)
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon default event of Devon Energy Corp., par value of the notional amount of Devon Energy Corp. 7.95% 4/15/32	June 2006	3,900	0
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon default event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,875	(12)
Receive quarterly notional amount multiplied by .53% and pay Deutsche Bank upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	5,900	28
Receive quarterly notional amount multiplied by .53% and pay Lehman Brothers, Inc., upon default event of SBC Communications, Inc., par value of the notional amount of SBC Communications, Inc. 6.25% 3/15/11	March 2009	4,200	12
Receive quarterly notional amount multiplied by .62% and pay Goldman Sachs upon default of SLM Corp., par value of the notional amount of SLM Corp. 1.12% 7/25/35	August 2007	1,885	24
Receive quarterly notional amount multiplied by .62% and pay Lehman Brothers, Inc. upon default event of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2009	5,000	9
Receive quarterly notional amount multiplied by .75% and pay Citibank upon default event of News America, Inc., par value of the notional amount of News America, Inc. 4.75% 3/15/10	April 2010	7,000	10
TOTAL CREDIT DEFAULT SWAP		39,560	68
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swap
Receive quarterly a fixed rate equal to 2.4198% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	Dec. 2005	$ 50,000	$ (50)
Receive quarterly a fixed rate equal to 2.5664% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	March 2006	9,000	(27)
Receive quarterly a fixed rate equal to 3.857% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2008	60,000	(504)
Receive quarterly a fixed rate equal to 4.135% and pay quarterly a floating rate based on 3-month LIBOR with Merrill Lynch, Inc.	June 2006	100,000	462
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	22,890	(39)
TOTAL INTEREST RATE SWAP		241,890	(158)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swap
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ and pay monthly a floating rate based on 1-month LIBOR minus 65 basis points with Lehman Brothers, Inc.	Oct. 2004	$ 11,300	$ 177
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	August 2004	12,600	122
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 50 basis points with Lehman Brothers, Inc.	Sept. 2004	11,300	109
Receive monthly a return equal to Lehman Brothers CMBS Erisa Eligible and pay monthly a floating rate based on 1-month LIBOR minus 55 basis points with Deutsche Bank	Dec. 2004	9,100	92
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 72 basis points with Bank of America	Jan. 2005	11,300	5
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 70 basis points with Bank of America	Dec. 2004	11,300	296
Receive quarterly a return equal to Banc of America Securities LLC AAA 10Yr Commercial Mortgage-Backed Securities Daily Index and pay quarterly a floating rate based on 3-month LIBOR minus 80 basis points with Bank of America	Nov. 2004	22,600	323
TOTAL RETURN SWAP		89,500	1,124
		$ 370,950	$ 1,034
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $392,764,000 or 6.7% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $514,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$2,770 due 8/2/04 at 1.31%
Barclays Capital Inc.	$ 758
Credit Suisse First Boston LLC	666
Societe Generale, New York Branch	747
State Street Bank and Trust Company	599
$ 2,770
$1,160,275 due 8/2/04 at 1.37%
Banc of America Securities LLC.	$ 429,154
Bank of America, National Association	194,967
Bear Stearns & Co. Inc.	48,741
BNP Paribas Securities Corp.	48,741
Goldman, Sachs & Co.	48,741
Morgan Stanley & Co. Incorporated.	389,931
$ 1,160,275
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $7,101,149,000. Net unrealized appreciation aggregated $50,181,000, of which $89,956,000 related to appreciated investment securities and $39,775,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Inflation-Protected Bond

July 31, 2004

IFB-QTLY-0904

1.804977.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 96.5%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
2.375% 1/15/25 (a)	$ 72,203,040	$ 71,496,590
3.625% 4/15/28	164,002,282	198,661,615
U.S. Treasury Inflation-Indexed Notes:
1.875% 7/15/13	148,954,180	148,228,596
2% 1/15/14	165,761,640	166,145,191
3% 7/15/12	360,149,025	391,250,012
3.375% 1/15/12	20,550,061	22,870,490
3.5% 1/15/11	191,368,040	213,393,914
4.25% 1/15/10	120,240,180	138,100,096
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,336,644,756)		1,350,146,504
Fixed-Income Funds - 8.2%
	Shares
Fidelity Ultra-Short Central Fund (b) (Cost $114,999,996)	1,157,166	115,207,447
Cash Equivalents - 0.9%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (Cost $12,236,000)	$ 12,237,394	12,236,000
TOTAL INVESTMENT PORTFOLIO - 105.6% (Cost $1,463,880,752)		1,477,589,951
NET OTHER ASSETS - (5.6)%		(78,449,888)
NET ASSETS - 100%		$ 1,399,140,063
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $1,471,428,570. Net unrealized appreciation aggregated $6,161,381, of which $21,294,021 related to appreciated investment securities and $15,132,640 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® High Income Fund

July 31, 2004

SPH-QTLY-0904

1.804875.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 81.8%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.1%
Technology - 0.1%
Celestica, Inc. liquid yield option note 0% 8/1/20	$ 5,000	$ 2,772
Nonconvertible Bonds - 81.7%
Aerospace - 1.2%
BE Aerospace, Inc.:
8% 3/1/08	7,125	6,911
8.875% 5/1/11	6,625	6,426
9.5% 11/1/08	12,745	12,872
L-3 Communications Corp. 6.125% 1/15/14	5,930	5,752
Vought Aircraft Industries, Inc. 8% 7/15/11 (f)	3,000	2,940
		34,901
Air Transportation - 4.2%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	11,300	10,057
6.977% 11/23/22	786	691
7.377% 5/23/19	9,743	6,722
7.379% 5/23/16	8,975	6,193
7.8% 4/1/08	2,010	1,809
8.608% 10/1/12	9,395	8,432
10.18% 1/2/13	4,239	2,840
10.32% 7/30/14 (f)	3,994	2,836
AMR Corp.:
9% 9/15/16	3,970	2,739
9.17% 1/30/12	860	576
10.13% 6/15/11	860	576
10.45% 11/15/11	2,595	1,765
Continental Airlines, Inc. pass thru trust certificates:
6.541% 9/15/09	553	453
6.748% 9/15/18	3,369	2,661
6.795% 2/2/20	2,111	1,710
6.8% 7/2/07	297	241
6.9% 1/2/18	1,239	1,171
6.9% 7/2/18	7,466	5,898
6.954% 2/2/11	2,786	2,118
7.373% 12/15/15	4,271	3,417
7.568% 12/1/06	8,015	5,851
7.73% 9/15/12	1,647	1,219
8.307% 10/2/19	342	280
8.312% 10/2/12	3,447	2,585
8.321% 11/1/06	2,305	2,098
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Air Transportation - continued
Continental Airlines, Inc. pass thru trust certificates: - continued
8.388% 5/1/22	$ 8,851	$ 6,594
8.499% 11/1/12	3,247	2,533
Delta Air Lines, Inc.:
equipment trust certificates 8.54% 1/2/07	508	340
7.9% 12/15/09	3,885	1,515
8.3% 12/15/29	5,650	1,921
Delta Air Lines, Inc. pass thru trust certificates:
7.299% 9/18/06	6,425	3,791
7.57% 11/18/10	4,000	3,617
7.711% 9/18/11	5,354	2,945
7.779% 11/18/05	1,610	966
7.779% 1/2/12	25,112	10,798
7.92% 5/18/12	4,130	2,419
Northwest Airlines, Inc. 10.5% 4/1/09	543	391
Northwest Airlines, Inc. pass thru trust certificates:
7.626% 4/1/10	8,357	6,602
7.691% 4/1/17	1,277	983
		120,353
Automotive - 1.9%
CSK Automotive, Inc. 7% 1/15/14	1,670	1,595
Cummins, Inc. 9.5% 12/1/10 (h)	2,910	3,332
Dana Corp.:
6.5% 3/1/09	6,832	7,139
10.125% 3/15/10	5,590	6,345
Delco Remy International, Inc. 9.375% 4/15/12 (f)	6,535	6,306
Navistar International Corp. 7.5% 6/15/11	2,210	2,298
Stoneridge, Inc. 11.5% 5/1/12	4,370	5,113
Visteon Corp.:
7% 3/10/14	19,380	18,387
8.25% 8/1/10	4,455	4,678
		55,193
Broadcasting - 0.5%
Nexstar Finance LLC/Nexstar Finance, Inc. 12% 4/1/08	3,000	3,300
Nexstar Finance, Inc. 7% 1/15/14	6,860	6,534
Radio One, Inc. 8.875% 7/1/11	3,715	4,068
		13,902
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - 0.8%
Building Materials Corp. of America 7.75% 8/1/14 (f)	$ 7,800	$ 7,586
Texas Industries, Inc. 10.25% 6/15/11	10,000	11,125
U.S. Concrete, Inc. 8.375% 4/1/14 (f)	4,390	4,346
		23,057
Cable TV - 4.2%
Adelphia Communications Corp. 7.875% 5/1/09 (c)	5,000	4,150
Cablevision Systems Corp.:
5.66% 4/1/09 (f)(h)	9,130	9,221
8% 4/15/12 (f)	12,510	12,260
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0% 5/15/11 (d)	13,070	7,907
8.625% 4/1/09	2,195	1,657
9.625% 11/15/09	12,300	9,379
10% 4/1/09	3,000	2,355
10% 5/15/11	3,170	2,378
10.25% 1/15/10	1,866	1,455
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (f)	9,410	9,081
CSC Holdings, Inc.:
7.625% 4/1/11	26,375	26,507
7.625% 7/15/18	1,465	1,377
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	4,055	4,547
EchoStar DBS Corp.:
5.75% 10/1/08	3,000	2,963
10.375% 10/1/07	10,145	10,784
FrontierVision Operating Partners LP/FrontierVision Capital Corp. 11% 10/15/06 (c)	2,000	2,420
Kabel Deutschland GmbH 10.625% 7/1/14 (f)	7,620	7,811
Videotron LTEE 6.875% 1/15/14	2,350	2,285
		118,537
Capital Goods - 2.4%
Case New Holland, Inc. 9.25% 8/1/11 (f)	3,140	3,407
Dresser, Inc. 9.375% 4/15/11	3,220	3,478
Invensys PLC 9.875% 3/15/11 (f)	16,070	16,150
Mueller Group, Inc. 5.9188% 11/1/11 (f)(h)	7,390	7,612
Roller Bearing Holding, Inc. 13% 6/15/09 (f)	22,220	22,664
SPX Corp. 6.25% 6/15/11	3,000	2,925
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Capital Goods - continued
Terex Corp.:
7.375% 1/15/14	$ 3,960	$ 3,950
9.25% 7/15/11	2,000	2,200
10.375% 4/1/11	5,000	5,588
		67,974
Chemicals - 2.7%
BCP Caylux Holdings Luxembourg SCA 9.625% 6/15/14 (f)	15,820	16,512
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11	16,700	18,412
Georgia Gulf Corp. 7.125% 12/15/13 (f)	2,670	2,750
Huntsman Advanced Materials LLC 11% 7/15/10 (f)	2,860	3,239
Huntsman ICI Holdings LLC 0% 12/31/09	4,785	2,297
Lyondell Chemical Co.:
9.5% 12/15/08	2,520	2,640
9.625% 5/1/07	1,875	1,959
9.875% 5/1/07	6,745	7,065
Millennium America, Inc. 9.25% 6/15/08	1,000	1,060
Nalco Co. 7.75% 11/15/11 (f)	4,140	4,316
NOVA Chemicals Corp. 6.5% 1/15/12	3,150	3,126
Phibro Animal Health Corp. 13% 12/1/07 unit (f)	2,420	2,662
PolyOne Corp.:
8.875% 5/1/12	3,500	3,448
10.625% 5/15/10	5,755	6,129
		75,615
Consumer Products - 0.6%
Amscan Holdings, Inc. 8.75% 5/1/14 (f)	3,170	3,138
Central Garden & Pet Co. 9.125% 2/1/13	2,640	2,825
Hines Nurseries, Inc. 10.25% 10/1/11	1,610	1,739
Jafra Cosmetics International, Inc./Distribuidora Comercial Jafra SA de CV 10.75% 5/15/11	3,000	3,300
The Scotts Co. 6.625% 11/15/13	4,080	4,121
WH Holdings Ltd./WH Capital Corp. 9.5% 4/1/11	2,050	2,153
		17,276
Containers - 1.7%
Anchor Glass Container Corp. 11% 2/15/13	3,900	4,446
Berry Plastics Corp. 10.75% 7/15/12	5,060	5,629
BWAY Corp. 10% 10/15/10	1,590	1,677
Crown European Holdings SA 10.875% 3/1/13	7,400	8,547
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Containers - continued
Owens-Brockway Glass Container, Inc.:
7.75% 5/15/11	$ 3,750	$ 3,956
8.25% 5/15/13	3,000	3,150
8.75% 11/15/12	3,000	3,278
8.875% 2/15/09	4,000	4,330
Owens-Illinois, Inc.:
7.15% 5/15/05	4,288	4,401
7.35% 5/15/08	2,020	2,040
7.8% 5/15/18	1,070	1,017
Solo Cup Co. 8.5% 2/15/14 (f)	3,040	2,827
Tekni-Plex, Inc. 8.75% 11/15/13 (f)	3,275	3,169
		48,467
Diversified Financial Services - 0.4%
Refco Finance Holdings LLC/Refco Finance, Inc. 9% 8/1/12 (f)(g)	10,550	10,550
Diversified Media - 1.0%
Advanstar Communications, Inc. 10.75% 8/15/10	3,560	3,898
LBI Media Holdings, Inc. 0% 10/15/13 (d)	8,870	6,298
LBI Media, Inc. 10.125% 7/15/12	9,390	10,376
Nextmedia Operating, Inc. 10.75% 7/1/11	4,000	4,510
PEI Holdings, Inc. 11% 3/15/10	2,063	2,393
		27,475
Electric Utilities - 10.0%
AES Corp.:
8.375% 8/15/07	1,730	1,732
8.75% 6/15/08	1,628	1,709
8.75% 5/15/13 (f)	26,680	29,115
8.875% 2/15/11	906	959
9% 5/15/15 (f)	4,000	4,360
9.375% 9/15/10	13,149	14,267
9.5% 6/1/09	17,342	18,903
AES Gener SA 7.5% 3/25/14 (f)	5,000	4,800
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (f)	12,485	12,345
Calpine Corp.:
7.35% 7/15/07 (f)(h)	12,806	10,885
8.5% 7/15/10 (f)	2,950	2,360
Calpine Generating Co. LLC:
5.35% 4/1/09 (f)(h)	5,000	5,019
7.35% 4/1/10 (f)(h)	1,455	1,382
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Electric Utilities - continued
CMS Energy Corp.:
7.625% 11/15/04	$ 10,405	$ 10,496
7.75% 8/1/10 (f)	22,460	22,965
8.5% 4/15/11	11,175	11,762
8.9% 7/15/08	19,995	21,245
9.875% 10/15/07	11,320	12,339
CMS Energy X-TRAS pass thru trust certificates 7% 1/15/05	4,370	4,403
Dynegy Holdings, Inc. 10.125% 7/15/13 (f)	5,330	5,850
Edison International 6.875% 9/15/04	6,750	6,750
Illinois Power Co.:
6.75% 3/15/05	1,750	1,737
7.5% 6/15/09	550	608
11.5% 12/15/10	11,920	14,185
Nevada Power Co.:
9% 8/15/13	3,000	3,345
10.875% 10/15/09	4,000	4,600
NRG Energy, Inc. 8% 12/15/13 (f)	12,985	13,180
Reliant Energy, Inc.:
9.25% 7/15/10	4,100	4,336
9.5% 7/15/13	4,620	4,932
Sierra Pacific Power Co. 6.25% 4/15/12 (f)	2,270	2,202
TECO Energy, Inc.:
6.125% 5/1/07	10,905	11,069
7.5% 6/15/10	7,545	7,903
10.5% 12/1/07	6,370	7,278
Western Resources, Inc. 7.125% 8/1/09	3,940	4,255
		283,276
Energy - 8.6%
ANR Pipeline, Inc. 8.875% 3/15/10	2,395	2,640
Belden & Blake Corp. 8.75% 7/15/12 (f)	4,640	4,686
BRL Universal Equipment 2001 A LP/BRL Universal Equipment Corp. 8.875% 2/15/08	5,610	6,003
Chesapeake Energy Corp.:
7.5% 9/15/13	4,000	4,255
7.5% 6/15/14 (f)	4,430	4,652
El Paso Corp. 7.875% 6/15/12	14,655	13,483
El Paso Energy Corp.:
6.95% 12/15/07	1,480	1,428
7.375% 12/15/12	7,485	6,662
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
El Paso Production Holding Co. 7.75% 6/1/13	$ 12,115	$ 11,509
EXCO Resources, Inc. 7.25% 1/15/11	2,310	2,368
Grant Prideco, Inc.:
9% 12/15/09	1,030	1,120
9.625% 12/1/07	2,000	2,220
Gulfmark Offshore, Inc. 7.75% 7/15/14 (f)	2,000	1,945
GulfTerra Energy Partners LP/GulfTerra Energy Finance Corp. 10.625% 12/1/12	7,543	8,825
Hanover Compressor Co.:
8.625% 12/15/10	2,030	2,142
9% 6/1/14	3,710	3,905
KCS Energy, Inc. 7.125% 4/1/12 (f)	3,670	3,670
Key Energy Services, Inc. 8.375% 3/1/08	2,890	3,020
Northwest Pipeline Corp. 8.125% 3/1/10	2,220	2,431
OAO Gazprom 9.625% 3/1/13 (f)	3,000	3,146
Plains Exploration & Production Co. 7.125% 6/15/14 (f)	3,410	3,504
Pogo Producing Co. 8.25% 4/15/11	2,000	2,195
Premcor Refining Group, Inc.:
7.75% 2/1/12	3,000	3,165
9.25% 2/1/10	5,000	5,650
Pride International, Inc. 7.375% 7/15/14 (f)	3,650	3,755
Range Resources Corp.:
7.375% 7/15/13	6,785	6,887
7.375% 7/15/13 (f)	2,230	2,258
SESI LLC 8.875% 5/15/11	2,000	2,160
Sonat, Inc.:
6.625% 2/1/08	12,595	11,745
6.75% 10/1/07	520	495
6.875% 6/1/05	6,615	6,656
7.625% 7/15/11	1,485	1,359
Southern Natural Gas Co. 8.875% 3/15/10	2,810	3,098
Suburban Propane Partners LP/Suburban Energy Finance Corp. 6.875% 12/15/13	2,120	2,083
The Coastal Corp.:
6.5% 5/15/06	12,550	12,425
6.5% 6/1/08	10,660	9,767
7.5% 8/15/06	16,940	16,940
7.625% 9/1/08	7,970	7,532
7.75% 6/15/10	7,795	7,210
10.75% 10/1/10	770	768
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Transcontinental Gas Pipe Line Corp. 6.125% 1/15/05	$ 14,105	$ 14,176
Williams Companies, Inc.:
7.125% 9/1/11	11,320	11,773
7.625% 7/15/19	3,000	3,023
8.625% 6/1/10	8,460	9,496
8.75% 3/15/32	5,000	5,250
		243,480
Entertainment/Film - 0.3%
Loews Cineplex Entertainment Corp. 9% 8/1/14 (f)	7,880	7,880
Environmental - 1.2%
Allied Waste North America, Inc.:
5.75% 2/15/11	8,475	7,988
6.125% 2/15/14	4,750	4,358
7.625% 1/1/06	16,995	17,760
8.5% 12/1/08	4,290	4,671
		34,777
Food and Drug Retail - 2.1%
Ahold Finance USA, Inc.:
6.875% 5/1/29	3,000	2,595
8.25% 7/15/10	21,980	23,464
Rite Aid Corp.:
6.875% 8/15/13	6,800	6,120
8.125% 5/1/10	5,000	5,175
11.25% 7/1/08	1,925	2,113
12.5% 9/15/06	8,565	9,764
Stater Brothers Holdings, Inc.:
5.06% 6/15/10 (f)(h)	5,560	5,643
8.125% 6/15/12 (f)	4,320	4,417
		59,291
Food/Beverage/Tobacco - 2.1%
Chiquita Brands International, Inc. 10.56% 3/15/09	6,865	7,431
Corn Products International, Inc.:
8.25% 7/15/07	13,750	14,988
8.45% 8/15/09	4,670	5,213
Dean Foods Co. 8.15% 8/1/07	5,198	5,640
Doane Pet Care Co. 10.75% 3/1/10	6,375	6,821
Dole Food Co., Inc. 8.625% 5/1/09	6,000	6,300
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	11,010	11,423
Pierre Foods, Inc. 9.875% 7/15/12 (f)	2,590	2,622
		60,438
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - 2.1%
Argosy Gaming Co. 7% 1/15/14 (f)	$ 3,680	$ 3,671
Mandalay Resort Group 9.5% 8/1/08	5,385	6,072
MGM MIRAGE:
5.875% 2/27/14 (f)	8,900	8,210
9.75% 6/1/07	4,850	5,311
Mirage Resorts, Inc. 7.25% 10/15/06	5,000	5,250
Mohegan Tribal Gaming Authority 6.375% 7/15/09	4,000	4,055
Park Place Entertainment Corp. 8.125% 5/15/11	3,000	3,315
Penn National Gaming, Inc. 6.875% 12/1/11 (f)	8,970	8,880
Seneca Gaming Corp. 7.25% 5/1/12 (f)	3,000	2,989
Station Casinos, Inc. 6% 4/1/12	5,640	5,541
Sun International Hotels Ltd./Sun International North America, Inc. 8.875% 8/15/11	1,025	1,102
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 11% 6/15/10	1,160	1,328
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/12 (f)	2,241	2,375
Wheeling Island Gaming, Inc. 10.125% 12/15/09	1,600	1,696
		59,795
Healthcare - 5.1%
AmeriPath, Inc. 10.5% 4/1/13	21,915	22,353
AmerisourceBergen Corp. 8.125% 9/1/08	1,830	1,976
Beverly Enterprises, Inc. 7.875% 6/15/14 (f)	1,350	1,360
Concentra Operating Corp. 9.125% 6/1/12 (f)	1,350	1,445
Fountain View, Inc. 9.25% 8/19/08 (e)	28,275	28,275
Genesis HealthCare Corp. 8% 10/15/13	1,500	1,575
Hanger Orthopedic Group, Inc. 10.375% 2/15/09	4,580	4,626
HealthSouth Corp.:
7% 6/15/08	2,000	1,940
7.625% 6/1/12	6,915	6,466
8.375% 10/1/11	1,730	1,656
10.75% 10/1/08	4,315	4,434
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14 (f)	16,020	16,581
Mariner Health Care, Inc. 8.25% 12/15/13 (f)	3,610	3,854
Medical Device Manufacturing, Inc. 10% 7/15/12 (f)	3,640	3,749
National Nephrology Associates, Inc. 9% 11/1/11 (f)	2,110	2,435
NeighborCare, Inc. 6.875% 11/15/13	7,040	7,322
Psychiatric Solutions, Inc. 10.625% 6/15/13	7,930	8,882
Quintiles Transnational Corp. 10% 10/1/13	3,375	3,443
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Senior Housing Properties Trust 7.875% 4/15/15	$ 2,970	$ 3,096
Tenet Healthcare Corp.:
6.375% 12/1/11	8,065	7,198
7.375% 2/1/13	14,155	13,093
		145,759
Homebuilding/Real Estate - 0.8%
Champion Home Builders Co. 11.25% 4/15/07	1,530	1,683
KB Home 8.625% 12/15/08	2,000	2,180
Standard Pacific Corp. 7.75% 3/15/13	4,000	4,100
Technical Olympic USA, Inc. 9% 7/1/10	5,000	5,150
WCI Communities, Inc.:
7.875% 10/1/13	3,440	3,474
10.625% 2/15/11	4,440	4,906
		21,493
Hotels - 0.8%
Host Marriott LP:
7.125% 11/1/13	4,865	4,835
8.375% 2/15/06	8,040	8,522
ITT Corp. 6.75% 11/15/05	3,600	3,708
La Quinta Properties, Inc. 8.875% 3/15/11	5,000	5,513
		22,578
Leisure - 2.0%
Equinox Holdings Ltd. 9% 12/15/09 (f)	1,000	998
Gaylord Entertainment Co. 8% 11/15/13	2,910	2,997
K2, Inc. 7.375% 7/1/14 (f)	2,530	2,574
NCL Corp. Ltd. 10.625% 7/15/14 (f)	8,440	8,524
Six Flags, Inc.:
8.875% 2/1/10	4,890	4,499
9.625% 6/1/14	21,305	19,654
9.75% 4/15/13	1,490	1,380
True Temper Sports, Inc. 8.375% 9/15/11	4,410	4,454
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	6,155	7,109
Vail Resorts, Inc. 6.75% 2/15/14	3,640	3,585
		55,774
Metals/Mining - 0.7%
America Rock Salt Co. LLC 9.5% 3/15/14 (f)	3,475	3,588
Compass Minerals Group, Inc. 10% 8/15/11	1,960	2,176
Foundation Pennsylvania Coal Co. 7.25% 8/1/14 (f)	4,290	4,333
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
Massey Energy Co. 6.625% 11/15/10	$ 3,800	$ 3,838
Wise Metals Group LLC/Alloys Finance 10.25% 5/15/12 (f)	6,130	6,268
		20,203
Paper - 3.0%
Abitibi-Consolidated, Inc. yankee 5.25% 6/20/08	2,000	1,905
Cellu Tissue Holdings, Inc. 9.75% 3/15/10 (f)	4,615	4,592
Chesapeake Corp. 7.2% 3/15/05	2,500	2,550
Georgia-Pacific Corp.:
7.375% 7/15/08	2,000	2,145
8% 1/15/24	7,430	7,774
8.125% 5/15/11	2,585	2,898
8.875% 2/1/10	2,000	2,300
8.875% 5/15/31	5,320	5,958
9.5% 12/1/11	26,433	31,323
Norampac, Inc. 6.75% 6/1/13	4,480	4,346
Norske Skog Canada Ltd.:
7.375% 3/1/14	3,080	3,080
8.625% 6/15/11	9,290	9,987
Stone Container Corp. 8.375% 7/1/12	5,000	5,225
		84,083
Publishing/Printing - 2.2%
American Color Graphics, Inc. 10% 6/15/10	2,280	2,092
American Media Operations, Inc. 8.875% 1/15/11	1,490	1,479
CBD Media LLC/ CBD Finance, Inc. 8.625% 6/1/11	1,280	1,360
Cenveo Corp. 7.875% 12/1/13	2,570	2,332
Dex Media West LLC/Dex Media West Finance Co. 9.875% 8/15/13	3,710	4,183
Dex Media, Inc.:
0% 11/15/13 (d)(f)	3,750	2,588
8% 11/15/13 (f)	9,250	9,296
Houghton Mifflin Co. 9.875% 2/1/13	7,525	7,713
PRIMEDIA, Inc. 7.625% 4/1/08	29,012	28,432
Sun Media Corp. Canada 7.625% 2/15/13	2,000	2,070
		61,545
Railroad - 0.3%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,220	1,223
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Railroad - continued
TFM SA de CV yankee:
10.25% 6/15/07	$ 860	$ 871
11.75% 6/15/09	5,625	5,597
		7,691
Restaurants - 0.1%
Friendly Ice Cream Corp. 8.375% 6/15/12	1,525	1,449
NE Restaurant, Inc. 10.75% 7/15/08	3,180	2,862
		4,311
Services - 0.7%
Adesa, Inc. 7.625% 6/15/12	2,970	2,963
Allied Security Escrow Corp. 11.375% 7/15/11 (f)	4,200	4,347
Iron Mountain, Inc. 6.625% 1/1/16	7,490	6,928
JohnsonDiversey Holdings, Inc. 0% 5/15/13 (d)	4,105	3,181
UGS Corp. 10% 6/1/12 (f)	3,710	3,933
		21,352
Shipping - 2.6%
CHC Helicopter Corp. 7.375% 5/1/14 (f)	2,000	2,000
General Maritime Corp. 10% 3/15/13	9,615	10,697
Great Lakes Dredge & Dock Corp. 7.75% 12/15/13	2,230	1,829
Horizon Lines LLC/Holdings Corp. 9% 11/1/12 (f)	2,550	2,639
OMI Corp. 7.625% 12/1/13	3,160	3,097
Seabulk International, Inc. 9.5% 8/15/13	7,985	8,264
Ship Finance International Ltd. 8.5% 12/15/13	40,195	38,587
Teekay Shipping Corp. 8.875% 7/15/11	5,000	5,500
		72,613
Steels - 1.8%
Allegheny Technologies, Inc. 8.375% 12/15/11	3,570	3,659
California Steel Industries, Inc. 6.125% 3/15/14	4,595	4,314
CSN Islands VIII Corp. 9.75% 12/16/13 (f)	8,790	8,383
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11	11,555	12,884
International Steel Group, Inc. 6.5% 4/15/14 (f)	12,605	11,912
Ispat Inland ULC 9.75% 4/1/14 (f)	7,110	7,341
Russel Metals, Inc. 6.375% 3/1/14	2,000	1,890
		50,383
Super Retail - 2.7%
Asbury Automotive Group, Inc.:
8% 3/15/14	15,585	14,572
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - continued
Asbury Automotive Group, Inc.: - continued
9% 6/15/12	$ 9,835	$ 9,933
Barneys, Inc. 9% 4/1/08	2,000	2,060
Couche Tard U.S. LP /Couche Tard Financing Corp. 7.5% 12/15/13	5,785	5,915
Dillard's, Inc. 6.69% 8/1/07	14,045	14,185
Gap, Inc. 9.9% 12/15/05	760	823
General Nutrition Centers, Inc. 8.5% 12/1/10 (f)	2,040	2,055
Hollywood Entertainment Corp. 9.625% 3/15/11	3,000	3,375
Jean Coutu Group, Inc.:
7.625% 8/1/12 (f)	2,370	2,385
8.5% 8/1/14 (f)	6,210	6,156
Sonic Automotive, Inc. 8.625% 8/15/13	13,805	14,185
		75,644
Technology - 4.9%
Amkor Technology, Inc.:
7.125% 3/15/11	3,910	3,343
7.75% 5/15/13	1,280	1,094
Celestica, Inc. 7.875% 7/1/11	22,760	23,215
ChipPAC International Ltd. 12.75% 8/1/09	3,470	3,730
Corning, Inc. 6.2% 3/15/16	3,510	3,326
Flextronics International Ltd. 6.5% 5/15/13	2,170	2,127
Freescale Semiconductor, Inc.:
4.38% 7/15/09 (f)(h)	7,350	7,469
6.875% 7/15/11 (f)	8,560	8,603
7.125% 7/15/14 (f)	5,230	5,256
Nortel Networks Corp. 6.125% 2/15/06	5,000	5,000
Sanmina-SCI Corp. 10.375% 1/15/10	19,775	22,445
Semiconductor Note Partners Trust 0% 8/4/11 (f)	14,535	20,349
United Agriculture Products, Inc. 8.25% 12/15/11 (f)	2,410	2,651
Viasystems, Inc. 10.5% 1/15/11 (f)	8,030	7,789
Xerox Corp.:
7.125% 6/15/10	10,685	10,979
7.625% 6/15/13	12,500	12,844
		140,220
Telecommunications - 5.9%
American Cellular Corp. 10% 8/1/11	3,680	3,202
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
American Tower Corp. 9.375% 2/1/09	$ 6,380	$ 6,811
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14 (f)	6,230	5,763
Crown Castle International Corp.:
Series B, 7.5% 12/1/13	7,430	7,411
10.75% 8/1/11	6,480	7,258
Inmarsat Finance PLC 7.625% 6/30/12 (f)	3,710	3,543
Kyivstar GSM 10.375% 8/17/09 (f)(g)	2,440	2,496
Level 3 Financing, Inc. 10.75% 10/15/11 (f)	7,545	6,526
Millicom International Cellular SA 10% 12/1/13 (f)	8,545	8,524
Nextel Communications, Inc.:
7.375% 8/1/15	17,650	18,488
9.5% 2/1/11	7,188	8,104
PanAmSat Corp. 9% 8/15/14 (f)(g)	3,880	3,880
Primus Telecommunications Group, Inc. 8% 1/15/14	5,065	3,647
Qwest Communications International, Inc.:
7.25% 2/15/11 (f)	4,485	4,283
7.5% 2/15/14 (f)	17,565	16,379
Rogers Wireless, Inc. 6.375% 3/1/14	15,940	14,804
Telemig Cellular SA/Amazonia Cellular SA 8.75% 1/20/09 (f)	2,000	1,895
Triton PCS, Inc.:
8.75% 11/15/11	17,100	13,167
9.375% 2/1/11	4,485	3,610
U.S. West Capital Funding, Inc. 6.375% 7/15/08	6,000	5,280
U.S. West Communications:
5.625% 11/15/08	5,000	4,913
6.125% 11/15/05	6,950	7,020
7.2% 11/1/04	9,224	9,316
		166,320
Textiles & Apparel - 0.1%
GFSI, Inc. 9.625% 3/1/07	2,720	2,638
TOTAL NONCONVERTIBLE BONDS		2,314,844
TOTAL CORPORATE BONDS (Cost $2,259,876)		2,317,616
Common Stocks - 1.5%
	Shares	Value (000s)
Cable TV - 1.0%
EchoStar Communications Corp. Class A (a)	200,860	$ 5,568
NTL, Inc. (a)	311,990	16,261
Ono Finance PLC rights 5/31/09 (a)(f)	7,460	0
Telewest Global, Inc. (a)	632,321	7,145
		28,974
Consumer Products - 0.2%
Revlon, Inc. Class A (a)	2,285,500	5,257
Containers - 0.0%
Trivest 1992 Special Fund Ltd. (a)(i)	13,662,268	137
Food and Drug Retail - 0.1%
Pathmark Stores, Inc. (a)	218,095	1,557
Healthcare - 0.0%
Fountain View, Inc. (i)	8,484	142
Homebuilding/Real Estate - 0.0%
Swerdlow Real Estate Group LLC (i)	159,600	608
Services - 0.0%
Spincycle LLC:
Class A	418,003	157
Class F	2,936	1
		158
Super Retail - 0.0%
Barneys, Inc. warrants 4/1/08 (a)	2,000	120
Telecommunications - 0.1%
Nextel Communications, Inc. Class A (a)	179,525	4,086
Textiles & Apparel - 0.1%
Arena Brands Holding Corp. Class B (i)	143,778	1,737
TOTAL COMMON STOCKS (Cost $61,640)		42,776
Nonconvertible Preferred Stocks - 0.6%

Automotive - 0.0%
Cambridge Industries, Inc. (liquidation trust)	2,303,017	46
Broadcasting - 0.1%
Granite Broadcasting Corp. 12.75% pay-in-kind (a)	5,281	2,641
Publishing/Printing - 0.5%
PRIMEDIA, Inc. Series D, 10.00%	152,680	14,352
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,370)		17,039
Floating Rate Loans - 7.8%
	Principal Amount (000s)	Value (000s)
Automotive - 0.3%
TRW Automotive Holdings Corp. Tranche D1 term loan 4.125% 2/28/11 (h)	$ 7,633	$ 7,767
Broadcasting - 0.2%
Nexstar Broadcasting Group, Inc. Tranche C term loan 3.84% 12/31/10 (h)	5,075	5,106
Cable TV - 2.0%
Charter Communication Operating LLC Tranche B term loan 4.92% 4/7/11 (h)	5,000	4,938
Hilton Head Communications LP:
revolver loan 4.25% 9/30/07 (h)	2,512	2,386
Tranche B term loan 5.5% 3/31/08 (h)	5,833	5,570
NTL Investment Holdings Ltd. Tranche B term loan 4.627% 6/13/12 (h)	40,000	39,591
Olympus Cable Holdings LLC Tranche A term loan 5.5% 6/30/10 (h)	5,300	5,115
		57,600
Capital Goods - 0.5%
Invensys International Holding Ltd.:
term loan 6.3665% 12/5/09 (h)	8,000	8,200
Tranche B1 term loan 5.477% 9/4/09 (h)	4,990	5,064
		13,264
Chemicals - 0.1%
Huntsman Co. LLC Tranche A term loan 5.4375% 3/31/07 (h)	3,231	3,231
Diversified Media - 0.2%
R.H. Donnelly Corp. Tranche B2 term loan 3.785% 6/30/10 (h)	4,533	4,533
Electric Utilities - 0.9%
AES Corp. term loan 5.32% 4/30/08 (h)	3,140	3,183
Astoria Energy LLC term loan 6.8518% 4/15/12 (h)	10,000	10,150
NRG Energy, Inc.:
Credit-Linked Deposit 5.4863% 6/23/10 (h)	896	929
term loan 5.5594% 6/23/10 (h)	1,587	1,647
Riverside Energy Center LLC:
term loan 6.02% 6/24/11 (h)	9,575	9,647
Credit-Linked Deposit 6.02% 6/24/11 (h)	425	428
		25,984
Energy - 0.0%
Magellan Midstream Holdings LP Tranche A term loan 4.65% 6/17/08 (h)	613	619
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - 0.2%
Regal Cinemas Corp. term loan 3.9908% 11/10/10 (h)	$ 6,770	$ 6,838
Hotels - 0.4%
Wyndham International, Inc. term loan:
6.125% 6/30/06 (h)	6,756	6,689
7.125% 4/1/06 (h)	4,562	4,545
		11,234
Publishing/Printing - 0.0%
CBD Media, Inc. Tranche B term loan 3.61% 12/31/09 (h)	621	627
Telecommunications - 3.0%
Crown Castle Operating Co. Tranche B term loan 5.09% 9/30/10 (h)	20,346	20,397
Nextel Communications, Inc. Tranche E term loan 3.8125% 12/15/10 (h)	17,860	17,972
Qwest Corp.:
Tranche A term loan 6.5% 6/30/07 (h)	37,390	38,839
Tranche B term loan 6.95% 6/30/10 (h)	5,000	4,925
SpectraSite Communications, Inc. Tranche A term loan 3.5422% 6/30/07 (h)	1,928	1,943
		84,076
TOTAL FLOATING RATE LOANS (Cost $217,561)		220,879
Money Market Funds - 7.5%
	Shares
Fidelity Cash Central Fund, 1.33% (b) (Cost $213,793)	213,793,248	213,793
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.31%, dated 7/30/04 due 8/2/04) (Cost $3,282)	$ 3,282	$ 3,282
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $2,775,522)		2,815,385
NET OTHER ASSETS - 0.7%		18,587
NET ASSETS - 100%		$ 2,833,972
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $578,891,000 or 20.4% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,624,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97	$ 5,807
Fountain View, Inc.	8/19/03	$ 0
Swerdlow Real Estate Group LLC	1/15/99	$ 7,697
Trivest 1992 Special Fund Ltd.	7/30/92	$ 0
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $2,758,489,000. Net unrealized appreciation aggregated $56,896,000, of which $145,906,000 related to appreciated investment securities and $89,010,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Government Income
Fund

July 31, 2004

TMM-QTLY-0904

1.804881.100

Investments July 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 68.3%
	Principal Amount	Value
U.S. Government Agency Obligations - 40.9%
Fannie Mae:
2.375% 2/15/07	$ 4,770,000	$ 4,676,661
2.625% 11/15/06	3,155,000	3,126,413
3.25% 1/15/08	19,400,000	19,178,995
3.25% 2/15/09	46,370,000	44,989,658
5.125% 1/2/14	15,000,000	14,799,120
5.5% 3/15/11	2,715,000	2,864,493
6% 5/15/08	4,000,000	4,317,204
6.25% 2/1/11	5,870,000	6,356,705
Farm Credit Systems Financial Assistance Corp. 8.8% 6/10/05	1,860,000	1,962,834
Federal Farm Credit Bank 6.05% 1/3/06	3,425,000	3,588,448
Federal Home Loan Bank 5.8% 9/2/08	15,350,000	16,422,719
Freddie Mac:
2.875% 12/15/06	29,495,000	29,338,411
3.625% 9/15/08	16,065,000	15,907,049
5.5% 9/15/11	470,000	494,526
5.875% 3/21/11	14,005,000	14,883,198
Government Loan Trusts (assets of Trust guaranteed by U.S. Government through Agency for International Development) Series 1-B, 8.5% 4/1/06	2,283,313	2,420,289
Guaranteed Export Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1993-C, 5.2% 10/15/04	6,711	6,747
Series 1993-D, 5.23% 5/15/05	341,264	345,840
Series 1994-A, 7.12% 4/15/06	2,715,142	2,832,708
Guaranteed Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank):
Series 1994-A, 7.39% 6/26/06	10,166,670	10,790,904
Series 1994-B, 7.5% 1/26/06	60,646	63,683
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates:
Series 1996-A1, 6.726% 9/15/10	1,130,435	1,241,285
6.77% 11/15/13	2,411,537	2,628,576
6.99% 5/21/16	4,695,600	5,272,971
Private Export Funding Corp. secured:
5.34% 3/15/06	8,660,000	9,015,190
5.66% 9/15/11 (b)	4,230,000	4,472,988
5.685% 5/15/12	6,180,000	6,545,040
7.17% 5/15/07	4,400,000	4,814,066
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Small Business Administration guaranteed development participation certificates:
Series 2002-20K Class 1, 5.08% 11/1/22	$ 9,221,691	$ 9,269,769
Series 2003 P10B, 5.136% 8/10/13	4,921,448	4,956,724
State of Israel (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	32,000,000	31,866,656
5.89% 8/15/05	11,100,000	11,433,078
6.6% 2/15/08	27,980,000	29,650,798
6.8% 2/15/12	7,000,000	7,771,596
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A:
5.75% 8/1/06	4,100,000	4,324,188
5.96% 8/1/09	6,650,000	6,986,982
U.S. Trade Trust Certificates (assets of Trust guaranteed by U.S. Government through Export-Import Bank) 8.17% 1/15/07	211,459	225,485
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		339,841,997
U.S. Treasury Inflation Protected Obligations - 8.2%
U.S. Treasury Inflation-Indexed Bonds 3.625% 4/15/28	56,190,946	68,066,024
U.S. Treasury Obligations - 19.2%
U.S. Treasury Bonds:
8% 11/15/21	6,000,000	7,955,862
11.25% 2/15/15	17,440,000	27,130,100
13.25% 5/15/14	5,000,000	7,081,055
U.S. Treasury Notes:
4.75% 5/15/14	44,025,000	44,969,116
5.625% 5/15/08	29,254,000	31,578,318
5.75% 8/15/10	37,500,000	41,122,575
TOTAL U.S. TREASURY OBLIGATIONS		159,837,026
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $564,691,871)		567,745,047
U.S. Government Agency - Mortgage Securities - 14.4%
	Principal Amount	Value
Fannie Mae - 13.2%
4% 8/1/19 (c)	$ 28,812,244	$ 27,641,747
5% 8/1/34 (c)	30,000,000	29,259,375
5.5% 9/1/13 to 2/1/34	36,138,997	36,777,349
6% 9/1/17	8,766,766	9,160,038
6.5% 2/1/10 to 4/1/33	3,256,414	3,401,575
6.5% 8/1/34 (c)	170,695	178,110
7% 11/1/06 to 5/1/30	2,562,719	2,722,035
7.5% 2/1/28 to 7/1/28	19,397	20,795
8.5% 7/1/31	561,993	610,793
9.5% 11/1/06 to 11/15/09	224,724	245,750
11% 8/1/10	49,776	55,261
11.25% 5/1/14	19,513	22,095
11.5% 6/15/19	123,935	140,454
12.5% 3/1/16	11,476	13,116
		110,248,493
Freddie Mac - 1.0%
5% 8/1/33	2,828,088	2,763,668
6% 2/1/29 to 5/1/29	1,686,735	1,734,647
7.5% 6/1/07 to 7/1/16	1,507,409	1,603,740
8.5% 7/1/22 to 9/1/29	394,693	433,519
9% 8/1/08 to 4/1/20	141,597	156,493
9.5% 6/1/09 to 8/1/21	864,201	957,743
10% 7/1/09 to 8/1/21	166,759	183,244
12% 8/1/13 to 12/1/15	22,122	25,096
12.25% 4/1/11 to 9/1/13	21,069	23,417
12.5% 2/1/14 to 6/1/19	91,757	103,585
13% 8/1/10 to 6/1/15	32,514	37,129
		8,022,281
Government National Mortgage Association - 0.2%
6.5% 3/15/28 to 6/20/32	369,012	386,483
7.5% 8/15/06 to 6/15/07	334,640	349,772
8% 12/15/23	699,845	770,298
10.5% 4/15/14 to 1/15/18	148,353	166,770
13.5% 7/15/11	11,975	13,827
		1,687,150
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $119,270,227)		119,957,924
Collateralized Mortgage Obligations - 9.1%
	Principal Amount	Value
U.S. Government Agency - 9.1%
Fannie Mae planned amortization class:
Series 1991-170 Class E, 8% 12/25/06	$ 305,787	$ 318,053
Series 1993-155 Class J, 7% 12/25/22	1,015,151	1,015,413
Series 1993-160 Class PK, 6.5% 11/25/22	4,541,190	4,593,085
Series 1993-240 Class PD, 6.25% 12/25/13	9,230,000	9,837,844
Series 1994-27 Class PJ, 6.5% 6/25/23	3,000,000	3,107,093
Fannie Mae guaranteed REMIC pass thru certificates:
Class 2004-29 Class JZ, 4.5% 5/25/19	647,418	646,108
planned amortization class:
Series 2001-30 Class PL, 7% 2/25/31	6,383,819	6,582,812
Series 2002-25 Class PD, 6.5% 3/25/31	12,196,000	12,712,188
Series 2002-50 Class LE, 7% 12/25/29	456,980	467,577
Series 2004-21 Class ZJ, 5.5% 6/25/32	337,180	337,627
Freddie Mac planned amortization class Series 2351 Class PX, 6.5% 7/15/30	2,964,193	3,001,964
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 1141 Class G, 9% 9/15/21	794,549	794,031
Series 1727 Class H, 6.5% 8/15/23	5,200,000	5,411,928
Series 2295 Class PE, 6.5% 2/15/30	278,366	278,179
Series 2435 Class GD, 6.5% 2/15/30	510,235	513,734
Series 2473 Class JB, 5.5% 2/15/29	468,110	470,054
Series 2690 Class TB, 4.5% 12/15/17	1,940,000	1,977,443
sequential pay Series 2448:
Class VH, 6.5% 5/15/18	7,165,000	7,475,320
Class XB, 6.5% 10/15/29	4,923,272	4,951,909
Series 2749 Class MZ, 5% 2/15/24	178,407	178,376
Series 2750 Class CZ, 5% 11/15/32	452,417	452,423
Series 2769 Class BU, 5% 3/15/34	2,265,000	2,249,791
Series 2802 Class Z, 5.5% 4/15/33	567,472	567,281
Series 2807:
Class TZ, 6% 12/15/31	321,813	323,447
Class ZK, 6% 12/15/31	138,506	138,246
target amortization class Series 2156 Class TC, 6.25% 5/15/29	5,300,321	5,539,373
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass thru securities:
planned amortization class Series 2001-53 Class TA, 6% 12/20/30	$ 631,762	$ 639,995
sequential pay Series 2000-12 Class B, 7.5% 12/16/28	940,283	944,348
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $74,717,603)		75,525,642
Cash Equivalents - 19.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 1.37%, dated 7/30/04 due 8/2/04) (a)(d) (Cost $161,825,000)	$ 161,843,434	161,825,000
TOTAL INVESTMENT PORTFOLIO - 111.3% (Cost $920,504,701)		925,053,613
NET OTHER ASSETS - (11.3)%		(93,879,580)
NET ASSETS - 100%		$ 831,174,033
Legend
(a) Includes investment made with cash collateral received from securities on loan.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,472,988 or 0.5% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$161,825,000 due 8/2/04 at 1.37%
Bank of America, National Association	$ 27,192,100
Banc of America Securities LLC.	59,854,625
Bear Stearns & Co. Inc.	6,798,025
BNP Paribas Securities Corp.	6,798,025
Goldman, Sachs & Co.	6,798,025
Morgan Stanley & Co. Incorporated.	54,384,200
$ 161,825,000
Income Tax Information

At July 31, 2004, the aggregate cost of investment securities for income tax purposes was $921,697,255. Net unrealized appreciation aggregated $3,356,358, of which $9,525,177 related to appreciated investment securities and $6,168,819 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures.

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 23, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 23, 2004